   As Filed With the Securities and Exchange Commission on October 1, 1997
                                                               File No. 33-86832
                                                                        811-8886
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 5                    [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                 AMENDMENT NO. 8                           [X]

                    FLAG INVESTORS EQUITY PARTNERS FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                               Baltimore, MD 21202
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (410) 727-1700
                                                           --------------
                               Edward J. Veilleux
                                 On South Street
                               Baltimore, MD 21202
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103


--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

    _X_  immediately upon filing pursuant to paragraph (b)
    ___  on October 1, 1997 pursuant to paragraph (b)
    ___  60 days after filing pursuant to paragraph (a)(1)
    ___  75 days after filing pursuant to paragraph (a)(2)
    ___  on [date] pursuant to paragraph (a) of Rule 485.

--------------------------------------------------------------------------------

Registrant has elected to maintain registration of an indefinite number of shares of Common Stock, $.001 par value, pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for its fiscal year ended May 31, 1997, on July 17, 1997.

                    FLAG INVESTORS EQUITY PARTNERS FUND, INC.
                          (Class A and Class B Shares)

                               October 1, 1997

                              Cross Reference Sheet


Items Required by Form N-1A
---------------------------


Part A                Information Required in Prospectus                        Registration Statement Heading
------                ----------------------------------                        ------------------------------

Item 1.               Cover Page                                                Cover Page
Item 2.               Synopsis                                                  Fee Table
Item 3.               Condensed Financial Information                           Financial Highlights
Item 4.               General Description of Registrant                         Investment Program;
                                                                                General Information
Item 5.               Management of the Fund                                    Management of the Fund;
                                                                                Investment Advisor and
                                                                                Sub-Advisor; Distributor;
                                                                                Custodian, Transfer
                                                                                Agent and Accounting Services
Item 5A.              Management's Discussion of Fund                           *
                      Performance
Item 6.               Capital Stock and Other Securities                        Cover Page;
                                                                                Dividends and Taxes;
                                                                                General Information
Item 7.               Purchase of Securities Being Offered                      How to Invest in
                                                                                the Fund; Distributor
Item 8.               Redemption or Repurchase                                  How to Redeem Shares
Item 9.               Pending Legal Proceedings                                 **


                      Information Required in a Statement
Part B                of Additional Information
------                -----------------------------------

Item 10.              Cover Page                                                Cover Page
Item 11.              Table of Contents                                         Table of Contents
Item 12.              General Information and History                           General Information
                                                                                and History
Item 13.              Investment Objectives and Policies                        Investment Objectives,
                                                                                Policies and Risk Considerations
Item 14.              Management of the Fund                                    Management of
                                                                                the Fund
Item 15.              Control Persons and Principal Holders                     Control Persons and
                      of Securities                                             Principal Holders of
                                                                                Securities
Item 16.              Investment Advisory and Other                             Investment Advisory and
                      Services                                                  Other Services;
                                                                                Custodian, Transfer Agent and
                                                                                Accounting Services;
                                                                                Independent Accountants
Item 17.              Brokerage Allocation                                      Brokerage


Item 18.              Capital Stock and Other Securities                        Capital Stock; Semi-Annual
                                                                                Reports
Item 19.              Purchase, Redemption and Pricing of                       Valuation of Shares
                      Securities Being Offered                                  and Redemption
Item 20.              Tax Status                                                Federal Tax Treatment of
                                                                                Dividends and
                                                                                Distributions
Item 21.              Underwriters                                              Distribution of Fund
                                                                                Shares
Item 22.              Calculation of Performance Data                           Performance Information
Item 23.              Financial Statements                                      Financial Statements

Part C                Other Information
------                -----------------

                      Part C contains the information required by the items contained therein under the items set forth in the form.



-----------
* Information required by Item 5A is contained in Registrant's 1996 Annual Report to Shareholders.

** Omitted since the answer is negative or the item is not applicable.

--------------------------------------------------------------------------------


                                      LOGO
                                 FLAG INVESTORS

                           EQUITY PARTNERS FUND, INC.
                          (Class A and Class B Shares)

                   Prospectus & Application -- October 1, 1997


--------------------------------------------------------------------------------

This mutual fund (the "Fund") is designed to seek long-term growth of capital and, secondarily, current income. The Fund seeks to achieve this objective primarily through a policy of diversified investments in equity securities, including common stocks and convertible securities.



Shares of the Fund are available through your securities dealer or the Fund's transfer agent. This Prospectus relates to Flag Investors Class A Shares ("Class A Shares") and Flag Investors Class B Shares ("Class B Shares") of the Fund. The separate classes provide investors with alternatives as to sales load and fund expenses. (See "How to Invest in the Fund.")



This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated October 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.



TABLE OF CONTENTS

Fee Table .................................      1
Financial Highlights  .....................      2
Investment Program    .....................      3
Investment Restrictions  ..................      4
How to Invest in the Fund   ...............      4
How to Redeem Shares  .....................      8
Telephone Transactions   ..................      9
Dividends and Taxes   .....................      9
Management of the Fund   ..................     10
Investment Advisor and Sub-Advisor   ......     10
Distributor  ..............................     11
Custodian, Transfer Agent and
   Accounting Services   ..................     12
Performance Information  ..................     12
General Information   .....................     12
Application  ..............................    A-1

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
               THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEE TABLE

--------------------------------------------------------------------------------


Shareholder Transaction Expenses:

                                                                         Class A           Class B
                                                                         Shares             Shares
                                                                      Initial Sales        Deferred
                                                                         Charge          Sales Charge
                                                                       Alternative       Alternative
                                                                      ---------------   ----------------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ..............................         4.50%*            None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)    ...........................         None              None
Maximum Deferred Sales Charge (as a percentage of original purchase
 price or redemption proceeds, whichever is lower)  ...............         0.50%*            4.00%**
Annual Fund Operating Expenses (net of fee waivers and reimbursements)
 (as a percentage of average daily net assets):
Management Fees (net of fee waivers) ..............................         0.78%***          0.78%***
12b-1 Fees   ......................................................         0.25%             0.75%
Other Expenses (including a 0.25% shareholder
 servicing fee for Class B Shares)   ..............................         0.32%             0.57%****
                                                                            ----              ----
Total Fund Operating Expenses (net of fee waivers)  ...............         1.35%***          2.10%***
                                                                            ====              ====

-----------

   * Purchases of $1 million or more of Class A Shares by persons not otherwise eligible for sales load waivers are not subject to an initial sales charge; however, a contingent deferred sales charge of 0.50% may be imposed upon redemption. (See "How to Invest in the Fund -- Offering Price.")
  ** A declining contingent deferred sales charge will be imposed on redemptions of Class B Shares made within six years of purchase. Class B Shares will automatically convert to Class A Shares six years after purchase. (See
     "How to Invest in the Fund -- Class B Shares.")
 *** The Fund's investment advisor intends, but is not obligated, to waive its fee to the extent required so that Total Fund Operating Expenses do not exceed 1.35% of the Class A Shares' average daily net assets and 2.10% of the Class B Shares' average daily net assets. Absent fee waivers, Management Fees would be 0.91% of the Fund's average daily net assets and Total Fund Operating Expenses would be 1.48% of the Class A Shares' average daily net assets and 2.23% of the Class B Shares' average daily net assets.
**** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries, and providing information to shareholders about their investments.

Example:                                            1 year     3 years     5 years     10 years
--------                                            --------   ---------   ---------   ----------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
redemption at the end of each time period:*
   Class A Shares  ..............................     $   58     $    86     $   116     $    200
   Class B Shares  ..............................     $   61     $    96     $   133     $    206


                                                    1 year     3 years     5 years     10 years
                                                   --------   ---------   ---------   ----------
You would pay the following expenses on the same
investment, assuming no redemption:*
   Class B Shares ..............................     $   21     $    66     $   113     $    206

-----------
* The Example is based on Total Fund Operating Expenses, net of fee waivers. Absent fee waivers, expenses would be higher.

     The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Fund will bear directly and indirectly. A person who purchases shares of either class through a financial institution may be charged separate fees by the financial institution.

     The rules of the SEC require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges or no sales charge at all. (See "How to Invest in the Fund -- Class A Shares.") Due to the continuous nature of Rule 12b-1 fees, long-term shareholders of the Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD Rules").

                                                                              1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The financial highlights included in the following tables are a part of the Fund's financial statements for the periods indicated and have been audited by Coopers & Lybrand L.L.P., independent accountants. The financial statements and financial highlights for the fiscal year ended May 31, 1997 and the report thereon of Coopers & Lybrand L.L.P. are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended May 31, 1997 which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                 Class A Shares
                                                 -----------------------------------------------
                                                                                    For the
                                                                                    Period
                                                         For the Year            Feb. 13, 1995(1)
                                                         Ended May 31,              through
                                                     1997            1996        May 31, 1995
                                                 --------------  -------------  ----------------
Per Share Operating Performance:
 Net asset value at beginning of period  ......  $   13.09       $  10.77          $  10.00
                                                 -------------   -----------       ------------
Income from Investment Operations:
 Net investment income ........................       0.08           0.17              0.12
 Net realized and unrealized gain on
  investments .................................       3.96           2.29              0.65
                                                 -------------   -----------       ------------
 Total from Investment Operations  ............       4.04           2.46              0.77
Less Distributions:
 Distributions from net investment income
  and net realized short-term gains   .........      (0.13)         (0.14)               --
                                                 -------------   -----------       ------------
 Distributions from net realized long-term
  gains    ....................................      (0.07)            --                --
                                                 -------------   -----------       ------------
 Total distributions   ........................      (0.20)         (0.14)               --
                                                 -------------   -----------       ------------
 Net asset value at end of period  ............  $   16.93       $  13.09          $  10.77
                                                 =============   ===========       ============
Total Return(2) ...............................      31.17%         23.05%             7.70%
Ratios to Average Daily Net Assets:
 Expenses  ....................................       1.35%(4)       1.35%(4)          1.35%(3,4)
 Net investment income ........................       0.61%(5)       1.52%(5)          3.74%(3,5)
Supplemental Data:
 Net assets at end of period (000) ............  $ 113,030       $ 64,230          $ 38,612
 Portfolio turnover rate  .....................      17.60%          0.73%               --
 Average commissions per share(8)   ...........  $   0.068             --                --
                                                 -------------   -----------       ------------


                                                                 Class B Shares
                                                 -----------------------------------------------
                                                                                    For the
                                                                                     Period
                                                          For the Year           Feb. 13, 19951
                                                         Ended May 31,              through
                                                      1997            1996        May 31, 1995
                                                 ---------------  -------------  ---------------
Per Share Operating Performance:
 Net asset value at beginning of period  ......  $   13.03          $ 10.75        $ 10.00
                                                 -------------    -------------  ------------
Income from Investment Operations:
 Net investment income ........................      (0.04)            0.07           0.07
 Net realized and unrealized gain on
  investments .................................       3.96             2.31           0.68
                                                 -------------    -------------  ------------
 Total from Investment Operations  ............       3.92             2.38           0.75
Less Distributions:
 Distributions from net investment income
  and net realized short-term gains   .........      (0.04)           (0.10)            --
                                                 -------------    -------------  ------------
 Distributions from net realized long-term
  gains    ....................................      (0.07)              --             --
                                                 -------------    -------------  ------------
 Total distributions   ........................      (0.11)           (0.10)            --
                                                 -------------    -------------  ------------
 Net asset value at end of period  ............  $   16.84        $   13.03        $ 10.75
                                                 =============    =============  ============
Total Return(2) ...............................      30.28%           22.17%          7.50%
Ratios to Average Daily Net Assets:
 Expenses  ....................................       2.10%(6)         2.10%(6)       2.10%(3,6)
 Net investment income ........................     (0.16)%(7)         0.71%(7)       1.97%(3,7)
Supplemental Data:
 Net assets at end of period (000) ............  $  15,670        $   5,302        $ 2,159
 Portfolio turnover rate  .....................      17.60%            0.73%            --
 Average commissions per share(8)   ...........  $   0.068               --             --
---------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.48%, 1.77% and 3.76% (annualized) for Class A Shares for the years ended May 31, 1997, 1996 and the period ended May 31, 1995, respectively.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 0.48%, 1.10% and 1.33% (annualized) for Class A Shares for the years ended May 31, 1997, 1996 and the period ended May 31, 1995, respectively.
(6) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 2.23%, 2.52% and 4.22% (annualized) for Class B Shares for the years ended May 31, 1997, 1996 and the period ended May 31, 1995, respectively.
(7) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been (0.28)%, 0.29% and (0.15)% (annualized) for Class B Shares for the years ended May 31, 1997, 1996 and the period ended May 31, 1995, respectively.
(8) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PROGRAM

--------------------------------------------------------------------------------
Investment Objective, Policies
and Risk Considerations

The Fund's investment objective is to seek long-term growth of capital and, secondarily, current income. The Fund seeks to achieve this objective primarily through a policy of diversified investments in equity securities, including common stocks and convertible securities. The Fund's investment objective is a fundamental policy of the Fund and may not be changed without shareholder approval. There can be no assurance, however, that the Fund will achieve its investment objective.

      The Fund's investment advisor (the "Advisor") and the Fund's sub-advisor (the "Sub-Advisor") (collectively, the "Advisors") are responsible for managing the Fund's investments. (See "Investment Advisor and Sub-Advisor.") The Advisors consider both the opportunity for gain and the risk of loss in making investments.

      Under normal market conditions, the Fund will invest as fully as feasible in common stocks and other equity investments (including preferred stocks, convertible debt, warrants and other securities convertible into or exchangeable for common stocks). At least 65% of the Fund's total assets will be so invested. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. In selecting securities for the Fund's portfolio, the Advisors expect to apply a "flexible value" approach to the selection of equity investments. Under this approach, the Advisors will attempt to identify securities that are undervalued in the marketplace but will also consider such factors as current and expected earnings, dividends, cash flows and asset values in their evaluation of a security's investment potential.


      The Fund may invest up to 10% of its total assets in non-convertible debt securities. Up to all of any such investments may be in securities that are rated below investment grade. (See "Investments in Non-Investment Grade Securities" below.) Any remaining assets of the Fund not invested as described above may be invested in high quality money market instruments. For temporary, defensive purposes, the Fund may invest up to 100% of its assets in high quality short-term money market instruments, including repurchase agreements, and in bills, notes or bonds issued by the U.S. Treasury Department or by agencies of the U.S. Government. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.


      The Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted securities in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market may affect the value of the Rule 144A Secur-ities. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.

Investments in Non-Investment Grade Securities

      Where deemed appropriate by the Advisors, the Fund may invest up to 10% of its total assets (measured at the time of the investment ) in lower quality non-convertible debt securities [securities rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities of comparable quality]. Lower rated debt securities, also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities in the lowest rating category that the Fund may purchase (securities rated C by either S&P or Moody's) may present a particular risk of default, or may be in default and in arrears in payment of principal and interest. In addition, C-rated securities may be regarded as having extremely poor prospects of ever attaining investment standing. Yields and market values of these bonds will fluctuate over time, reflecting changing interest rates and the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value, regardless of prevailing interest rates. Accordingly, adverse economic developments, including a recession or a substantial period of rising interest rates, may disrupt the high yield bond market, affecting both the value and liquidity of such bonds. An economic downturn could adversely affect the ability of issuers of such bonds to make payments of principal and interest to a greater extent than issuers of higher rated bonds might be affected. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information. During the fiscal year ended May 31, 1997, the Fund held no below investment grade bonds.

                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in Repurchase Agreements

      The Fund may agree to purchase U.S. Government securities from creditworthy financial institutions, such as banks or broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Investments in Securities of Foreign Issuers

      From time to time, the Fund may invest in American Depositary Receipts, which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of foreign issuers not publicly traded in the United States when the Advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk.

      Nevertheless, foreign investments involve different risks from investments in the United States, including currency, market and political risks.

      Accordingly, the Advisors intend to seek securities of companies in, and governments of, developed, stable nations.

INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without shareholder approval. The Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry); or

2) With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except the U.S. Government, its agencies and instrumentalities.

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN THE FUND

--------------------------------------------------------------------------------
      Class A and Class B Shares may be purchased from the Fund's distributor (the "Distributor"), through any securities dealer that is authorized to service shareholder accounts ("Participating Dealers") or through any financial institution that is authorized to service shareholder accounts ("Shareholder Servicing Agents"). Shares of either class may also be purchased by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price to the address shown on the Application
Form. Participating Dealers or Shareholder Servicing Agents and their investment representatives may receive different levels of compensation depending on which class of shares they sell.


      The Class A and Class B alternatives permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the combination of sales charge and distribution fee on Class A Shares is more favorable than the combination of distribution/service fees and contingent deferred sales charge on Class B Shares. In almost all cases, investors planning to purchase $100,000 or more of Fund shares will pay lower aggregate charges and expenses by purchasing Class A Shares. Accordingly, the Fund will not accept purchases for Class B Shares in excess of $100,000 per account. (See "Fee Table.")

      The minimum initial investment in shares of either class is $2,000, except that the minimum initial investment for shareholders of any other Flag Investors fund or class is $500 and the minimum initial investment for

4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

participants in the Fund's Automatic Investing Plan is $250. Each subsequent investment must be at least $100 per class, except that the minimum subsequent investment under the Fund's Automatic Investing Plan is $250 for quarterly investments and $100 for monthly investments. (See "Purchases Through Automatic Investing Plan" below.) There is no minimum investment requirement for qualified retirement plans (i.e., 401(k) plans or pension and profit sharing plans). IRA accounts are, however, subject to the $2,000 minimum initial investment requirement. There is no minimum investment requirement for spousal IRA accounts.

      The Fund reserves the right to suspend the sale of shares at any time at the discretion of the Distributor and the Advisors. Orders for purchases of shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order plus any applicable front-end sales charge (the "Offering Price") on the date such net asset value is determined (the "Purchase Date"). Purchases made by mail must be accompanied by payment of the Offering Price. Purchases made through the Distributor or a Participating Dealer or Shareholder Servicing Agent must be in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.

      The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Because of differences between the classes of shares in distribution/service fees, the net asset value per share of the classes differs at times.

Offering Price

      Shares may be purchased from the Distributor, Participating Dealers or Shareholder Servicing Agents at the Offering Price, which for Class A Shares includes a sales charge that is calculated as a percentage of the Offering Price and for Class B Shares is net asset value.

Class A Shares

      The sales charge on Class A Shares, which decreases as the amount of purchase increases, is shown below:

                                   Sales Charge
                                      as % of               Dealer
                             -------------------------     Retention
                             Offering     Net Amount        as % of
Amount of Purchase            Price        Invested      Offering Price
-----------------------------------------------------------------------
Less than $50,000.........     4.50%         4.71%            4.00%
   $   50,000 - $99,999...     3.50%         3.63%            3.00%
   $  100,000 -$249,999...     2.50%         2.56%            2.00%
   $  250,000 -$499,999...     2.00%         2.04%            1.50%
   $  500,000 -$999,999...     1.50%         1.52%            1.25%
   $1,000,000 and over ...     None*         None*           None*

-----------
* Purchases of $1 million or more may be subject to a contingent deferred sales charge. (See below.) The Distributor may make payments to Participating Dealers and Shareholder Servicing Agents in the amount of up to 0.50% of the Offering Price.

      A shareholder who purchases additional Class A Shares may obtain reduced sales charges, as set forth in the table above, through a right of accumulation. In addition, an investor may obtain reduced sales charges as set forth above through a right of accumulation of purchases of Class A Shares and purchases of shares of other Flag Investors funds with the same or higher sales charge. The applicable sales charge will be determined based on the total of
(a) the shareholder's current purchase plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of all Class A Shares and of all Flag Investors shares described above and any Flag Investors Class D shares held by the shareholder. To obtain the reduced sales charge through a right of accumulation, the shareholder must provide the Distributor, either directly or through a Participating Dealer or Shareholder Servicing Agent, as applicable, with sufficient information to verify that the shareholder has such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

      The term "purchase" refers to an individual purchase by a single purchaser, or to concurrent purchases, which will be aggregated, by a purchaser, the purchaser's spouse and their children under the age of 21 years purchasing Class A Shares for their own account.

      An investor may also obtain the reduced sales charges shown above by executing a written Letter of


                                                                               5
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

--------------------------------------------------------------------------------

Intent that states the investor's intention to invest at least $50,000 within a 13-month period in Class A Shares. Each purchase of Class A Shares under a Letter of Intent will be made at the Offering Price applicable at the time of such purchase to the full amount indicated on the Letter of Intent. A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the full amount. Shares purchased with the first 5% of the full amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not invested. Such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrowed shares will be released. An investor who wishes to enter into a Letter of Intent in conjunction with an investment in Class A Shares may do so by completing the appropriate section of the Application Form attached to this Prospectus.

      No sales charge will be payable at the time of purchase on investments of $1 million or more of Class A Shares. However, a contingent deferred sales charge may be imposed on such investments in the event of a redemption within 24 months following the purchase, at the rate of 0.50% on the lesser of the value of the Class A Shares redeemed or the total cost of such shares. No contingent deferred sales charge will be imposed on purchases of $3 million or more of Class A Shares redeemed within 24 months of purchase if the Participating Dealer and the Distributor have entered into an agreement under which the Participating Dealer agrees to return any payments received on the sale of such shares. In determining whether a contingent deferred sales charge is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other Class A Shares held for the longest period of time.

      The Fund may sell Class A Shares at net asset value (without sales charge) to the following: (i) banks, bank trust departments, registered investment advisory companies, financial planners and broker-dealers purchasing shares on behalf of their fiduciary and advisory clients, provided such clients have paid an account management fee for these services (investors may be charged a fee if they effect transactions in Fund shares through a broker or agent); (ii) qualified retirement plans; (iii) participants in a Flag Investors fund payroll savings plan program; (iv) investors who have redeemed Class A Shares, or shares of any other mutual fund in the Flag Investors family of funds with the same or higher sales charges, in an amount that is not more than the total redemption proceeds, provided that the purchase is within 90 days after the redemption; and (v) current or retired Directors of the Fund and directors and employees (and their immediate families) of the Advisor or Distributor, Participating Dealers and their respective affiliates.

      Class A Shares may also be purchased through a Systematic Purchase Plan. An investor who wishes to take advantage of such a plan should contact the Distributor, a Participating Dealer or Shareholder Servicing Agent.

Class B Shares

      No sales charge will be payable at the time of purchase of Class B Shares. However, a contingent deferred sales charge will be imposed on certain Class B Shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B Shares redeemed or the total cost of such shares. In addition, no charge is assessed on redemptions of Class B Shares derived from reinvestment of dividends or capital gains distributions.

      In determining whether the contingent deferred sales charge is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B Shares in the shareholder's account that represent reinvested dividends and distributions and second of Class B Shares held the longest during the six-year period. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares (the "holding period"). For purposes of determining this holding period, all payments during a month are aggregated and deemed to have been made on the first day of the month. The following table sets forth the rates of the contingent deferred sales charge.


                                      Contingent Deferred
                                         Sales Charge
                                      (as a percentage of
Year Since Purchas                     the dollar amount
Payment was Made                      subject to charge)
------------------------------------------------------------
First ..........................            4.0%
Second   .......................            4.0%
Third ..........................            3.0%
Fourth   .......................            3.0%
Fifth ..........................            2.0%
Sixth ..........................            1.0%
Thereafter  ....................            None*

------------------------------------------------------------

* As described more fully below, Class B Shares automatically convert to Class A Shares six years after the beginning of the calendar month in which the purchase order was accepted.

      Waiver of Contingent Deferred Sales Charge. The contingent deferred sales charge will be

6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


waived on the redemption of Class B Shares (i) following the death or initial determination of disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder; or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person,
(b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts. A shareholder, or his or her representative, must notify the Fund's transfer agent (the "Transfer Agent") prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. For information on the imposition and waiver of the contingent deferred sales charge, contact the Transfer Agent at (800) 553-8080.


      Automatic Conversion to Class A Shares. Six years after the beginning of the calendar month in which the purchase order for Class B Shares is accepted, such Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The conversion is not a taxable event to the shareholder.

      For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in the shareholder's account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.


      Class B Shares may also be purchased through a Systematic Purchase Plan. An investor who wishes to take advantage of such a plan should contact the Distributor or a Participating Dealer or Shareholder Servicing Agent.


Purchases by Exchange

      As permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of other Flag Investors funds may exchange their shares of those funds for an equal dollar amount of Fund shares of the same class with the same sales load structure. Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge. In addition, shareholders of Class A shares of any mutual fund in the Flag Investors family of funds with a lower sales charge may exchange into Class A Shares upon payment of the difference in sales charges except that the exchange will be made at net asset value if the shares of such funds have been held for more than 24 months. Shareholders of Flag Investors Cash Reserve Prime Class A Shares may exchange into Class A Shares upon payment of the difference in sales charges, as applicable, or into Class B Shares at net asset value, subject thereafter to any applicable contingent deferred sales charge.


      When a shareholder acquires Fund shares through an exchange from another fund in the Flag Investors family of funds, the Fund will combine the period for which the original shares were held prior to the exchange with the holding period of the shares acquired in the exchange for purposes of determining what, if any, contingent deferred sales charge is applicable upon a redemption of any such shares.

      The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.


      Shareholders of any mutual fund not affiliated with the Fund, who have paid a sales charge, may exchange shares of such fund for an equal dollar amount of Class A Shares by submitting to the Distributor or a Participating Dealer the proceeds of the redemption of such shares, together with evidence of the payment of a sales charge and the source of such proceeds. Class A Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge.


      The exchange privilege with respect to other Flag Investors funds may also be exercised by telephone. (See "Telephone Transactions" below.) The Fund may modify or terminate this offer of exchange at any time upon 60 days' prior written notice to shareholders.

Purchases Through Automatic Investing Plan

      Shareholders may purchase either Class A Shares or Class B Shares regularly by means of an Automatic Investing Plan with a pre-authorized check drawn on their checking accounts. Under this plan, the shareholder may elect to have a specified amount invested monthly or quarterly in either Class A Shares or Class B Shares. The amount specified by the shareholder will be withdrawn from the shareholder's checking account using the pre-authorized check. This amount will be

                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

invested in the class of shares selected by the shareholder at the applicable Offering Price determined on the date the amount is available for investment. Participation in the Automatic Investing Plan may be discontinued either by the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investing Plan or who wishes to obtain additional purchase information may do so by completing the appropriate section of the Application Form attached to this Prospectus.

Purchases Through Dividend Reinvestment


      Shareholders may elect to have their distributions (capital gains and/or dividend income) paid by check or reinvested in additional Fund shares of the same class. Unless the shareholder elects otherwise, all income and capital gains distributions will be reinvested in additional Fund shares at net asset value, without a sales charge. Shareholders may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent at the address listed on the inside back cover of this Prospectus, either directly or through their Participating Dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid.

      Alternately, shareholders may have their distributions invested in shares of other funds in the Flag Investors family of funds. Shareholders who are interested in this option should call the Transfer Agent at (800) 553-8080 for additional information.

HOW TO REDEEM SHARES

--------------------------------------------------------------------------------
      Shareholders may redeem all or part of their investments on any Business Day by transmitting a redemption order through the Distributor, a Participating Dealer, a Shareholder Servicing Agent or by regular or express mail to the Transfer Agent. Shareholders may also redeem shares of either class by telephone (in any amount up to $50,000). (See "Telephone Transactions" below.)
A redemption order is effected at the net asset value per share (reduced by any applicable contingent deferred sales charge) next determined after receipt of the order (or, if stock certificates have been issued for the shares to be redeemed, after the tender of the stock certificates for redemption).
Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed shares will be made by check and will be mailed within seven days after receipt of a duly authorized telephone redemption request or of a redemption order fully completed and, as applicable, accompanied by the documents described below:


1) A letter of instructions, specifying the shareholder's account number with a Participating Dealer, if applicable, and the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which their account is maintained;

2) For redemptions in excess of $50,000, a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association;

3) If shares are held in certificate form, stock certificates either properly endorsed or accompanied by a duly executed stock power for shares to be redeemed; and

4) Any additional documents required for redemption by corporations, partnerships, trusts or fiduciaries.

      Dividends payable up to the date of redemption of shares will be paid on the next dividend payable date. If all of the shares in a shareholder's account have been redeemed on a dividend payable date, the dividend will be remitted by check to the shareholder.

      The Fund has the power, under its Articles of Incorporation, to redeem shareholder accounts amounting to less than $500 upon 60 days' written notice. Shares will not be redeemed involuntarily as a result of a decline in account value due to a decline in net asset value alone.

Systematic Withdrawal Plan

      Shareholders who hold Class A Shares or Class B Shares having a value of $10,000 or more may arrange to have a portion of their shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Such payments are drawn from income dividends, and to the extent necessary, from share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). If redemptions continue, a shareholder's account may eventually be exhausted. Because Class A Share purchases include a sales charge that will not be recovered at the time of

8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redemption, a shareholder should not have a withdrawal plan in effect at the same time he is making recurring purchases of Class A Shares. In addition, Class B Shares may be subject to a contingent deferred sales charge upon redemption. (See "How to Invest in the Fund -- Class B Shares.") A shareholder who wishes to enroll in the Fund's Systematic Withdrawal Plan may do so by completing the appropriate section of the Application Form attached to this Prospectus.

TELEPHONE TRANSACTIONS

--------------------------------------------------------------------------------
      Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem shares of either class in amounts up to $50,000, by notifying the Transfer Agent by telephone at (800) 553-8080 on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed on the inside back cover of this Prospectus. Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value (less any applicable contingent deferred sales charge on redemptions) as next determined on the following Business Day.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by regular or express mail. Shares held in certificate form may not be exchanged or redeemed by telephone. (See "How to Invest in the Fund -- Purchases by Exchange" and "How to Redeem Shares.")


DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
Dividends and Distributions


      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of semi-annual dividends. The Fund may distribute to shareholders any taxable net capital gains on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Shareholders, unless otherwise exempt, generally will be subject to income tax on the amounts so distributed regardless of whether such distributions are paid in cash or reinvested in additional shares.

      Distributions from the Fund out of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxed to shareholders as long-term capital gains regardless of the length of time the shareholder has held the shares. All other income distributions will be taxed to shareholders as ordinary income. Corporate shareholders may be entitled to the dividends received deduction on a portion of dividends received from the Fund.

                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shareholders will be advised annually as to the tax status of all distributions.

      Ordinarily, shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange, or redemption of Fund shares is a taxable event for the shareholder.


MANAGEMENT OF THE FUND


--------------------------------------------------------------------------------
      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. A majority of the Directors of the Fund have no affiliation with the Distributor or the Advisor.


INVESTMENT ADVISOR AND SUB-ADVISOR

--------------------------------------------------------------------------------
      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown
Cash Reserve Fund, Inc., which funds had approximately $7.1 billion of net assets as of August 31, 1997. ABIM is a registered investment advisor with approximately $6.7 billion under management as of August 31, 1997.

      Pursuant to the terms of the Investment Advisory Agreement, ICC is responsible for supervising and managing all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABIM certain of its duties, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. The Board has established procedures under which ABIM may allocate transactions to certain affiliates and the Distributor, provided that compensation to certain affiliates and the Distributor on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      As compensation for its services for the fiscal year ended May 31, 1997, ICC received from the Fund a fee (net of fee waivers) equal to 0.78% of the Fund's average daily net assets. From such amounts and from its own resources, ICC paid ABIM a fee (net of fee waivers) equal to 0.62% of the Fund's average daily net assets.

      ICC is an indirect subsidiary of Bankers Trust New York Corporation. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown Incorporated ("BT Alex. Brown") owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings, Inc. owns the remaining limited partnership interest.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

Portfolio Manager

      Lee S. Owen -- 25 Years' Investment Experience

      Lee S. Owen has been responsible for managing the Fund's assets since inception. Mr. Owen joined ABIM as a Vice President in 1983. From 1972 to 1983, Mr. Owen was a Vice President and Portfolio Manager

10
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

--------------------------------------------------------------------------------

for T. Rowe Price Associates. Mr. Owen is a 1970 graduate of Williams College and received his M.B.A. from the University of Virginia in 1972. He is a member of the Baltimore Security Analysts Society and the Financial Analysts Federation.

                            Past Performance of ABIM
                           Annualized Rates of Return
                               Of Equity Accounts
                        For Periods Ended June 30, 1997


                       ABIM
                 Equity Accounts**     S&P 500***
                 -------------------   -----------
    3 Years*           30.7%             28.9%
    5 Years*           23.9%             19.8%
   10 Years*           18.3%             14.7%

-----------
  *   Annualized.
 ** The ABIM performance results described above are based on a composite of all institutional accounts not subject to tax that have investment objectives and policies similar to those of the Fund and that were advised by ABIM during the periods shown. As of June 30, 1997, such accounts totaled $2.63 billion. Performance results for taxable accounts are not included because the objectives and policies of such accounts differ from those of the Fund. Data from all accounts have been continuous from their inception to the present or to the cessation of the client relationship with ABIM. Effective January 1, 1993, composites have been calculated in accordance with standards of the Association for Investment Management and Research ("AIMR") and have been weighted for the size of each account. Prior to January 1, 1993, accounts were equal weighted, that is, every account was given equal weight with every other account, regardless of size. Therefore, the performance of small accounts will have a larger impact on the results than would be the case if the results were dollar weighted. In the period prior to January 1, 1993, there were from 17 to 33 accounts, ranging in size from $1 million to $104.6 million. The results for each period reflect the reduction of the highest management fees (0.75%) charged to the composite accounts and assume the reinvestment of dividends. The composite accounts are not subject to the restrictions of the Investment Company Act or the Code, which, if applicable, might have adversely affected the performance of such accounts.
***   Source: SEI Corporation.


                          These results are unaudited.
                 Past performance should not be interpreted as
                       indicative of future performance.

DISTRIBUTOR

--------------------------------------------------------------------------------

      Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor of each class of the Fund's shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as distributor for each class of the Fund's shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with either the Advisor or the Sub-Advisor.

      The Fund has adopted a Distribution Agreement and related Plans of Distribution, one with respect to the Class A Shares and one with respect to the Class B Shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act. In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which ICC Distributors will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may impose separate fees in connection with these services and investors should review this Prospectus in conjunction with any such institution's fee schedule.

      As compensation for providing distribution services for the Class A Shares, ICC Distributors receives a fee equal to 0.25% of the average daily net assets of the Class A Shares. As compensation for providing distribution and shareholder services for the Class B Shares, ICC Distributors receives a distribution fee equal to 0.75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. The distribution fee is used to compensate ICC Distributors for its services and expenses in distributing the Class B Shares. The shareholder servicing fee is used to compensate ICC Distributors, Participating Dealers and Shareholder Servicing Agents for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

      Payments under the Plans are made as described above regardless of ICC Distributors' actual cost of providing distribution services and may be used to pay ICC Distributors' overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by ICC Distributors. ICC Distributors will from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Participating Dealers.

                                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended May 31, 1997, ICC received a fee equal to 0.05% of the Fund's average daily net assets. (See the Statement of Additional Information.) Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of ICC, acts as custodian of the Fund's assets.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

      From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return, net of the Fund's maximum sales charge imposed on Class A Shares or including the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure, over one-, five- and 10-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in whichsuch comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Inc. and SEI Corporation, independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Consumer Price Index, the Standard & Poor's 500 Stock Index and other market indices such as NASDAQ and the Wilshire 500. The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate, and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts through which shares may be purchased, although not included in calculations of performance, will reduce performance results.

GENERAL INFORMATION

--------------------------------------------------------------------------------
Capital Shares


      The Fund is an open-end management investment company organized under the laws of the State of Maryland on November 29, 1994 and is authorized to issue 75 million shares of capital stock, with a par value of $.001 per share. Shares of the Fund have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares voting together for the election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid.


      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The Shares offered by this Prospectus have been designated "Flag Investors Equity Partners Fund

12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class A Shares" and "Flag Investors Equity Partners Fund Class B Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have another class of shares in addition to the shares offered hereby, "Flag Investors Equity Partners Fund Institutional Shares." Additional information concerning the Fund's Institutional Shares may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Class A or Class B Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution/service fees or sales load structures and, accordingly, the net asset value per share of classes may differ at times.

Annual Meetings

      Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

Reports


The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

      Shareholders with inquiries concerning their shares should contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or a Participating Dealer or Shareholder Servicing Agent, as appropriate.


                                                                              13
--------------------------------------------------------------------------------

                   FLAG INVESTORS EQUITY PARTNERS FUND, INC.
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Make check payable to "Flag Investors Equity Partners Fund, Inc." and mail with this application to:
BT Alex. Brown Incorporated/Flag Investors Funds
P.O. Box 419663
Kansas City, MO 64141-6663
Attn: Flag Investors Equity Partners Fund, Inc.

For assistance in completing this application please call: 1-800-553-8080, Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

To open an IRA account, please call 1-800-767-3524 for an IRA information kit.

I wish to purchase the following class of shares of the Fund, in the amount indicated below. (Please check the applicable box and indicate the amount of purchase.)

 [ ] Class A Shares (4.5% maximum initial sales charge) in the amount of $_____________________

[ ] Class B Shares (4.0% maximum contingent deferred sales charge) in the amount of $________________

The minimum initial purchase for each class of shares is $2,000, except that the minimum initial purchase for shareholders of any other Flag Investors Fund or class is $500 and the minimum initial purchase for participants in the Fund's Automatic Investing Plan is $250 per class. The Fund reserves the right not to accept checks for more than $50,000 that are not certified or bank checks.

                    Your Account Registration (Please Print)

Existing Account No., if any:      ___________________

Individual or Joint Tenant                   Gifts to Minors

---------------------------------------     ------------------------------------------
First Name     Initial      Last Name       Custodian's Name (only one allowed by law)

---------------------------------------     ---------------------------------------
Social Security Number                      Minor's Name (only one)

---------------------------------------     ---------------------------------------
Joint Tenant    Initial  Last Name          Social Security Number of Minor

                                            under the _______________ Uniform Gifts
                                                     State of Residence
                                            to Minors Act

Corporations, Trusts, Partnerships, etc.    Mailing Address

---------------------------------------     ---------------------------------------
Name of Corporation, Trust or Partnership   Street

--------------- -------------------         ---------------------------------------
Tax ID Number    Date of Trust              City                         State  Zip

---------------------------------------     (   )
Name of Trustees (if to be included in      ---------------------------------------
 the Registration)                          Daytime Phone

---------------------------------------
For the Benefit of



               Letter of Intent -- Class A Shares only (Optional)

[ ] I agree to the Letter of Intent and Escrow Agreement set forth in the accompanying prospectus. Although I am not obligated to do so, I intend to invest over a 13-month period in Class A Shares of Flag Investors Equity Partners Fund, Inc., in an aggregate amount at least equal to:


[ ] $50,000    [ ] $100,000     [ ] $250,000    [ ] $500,000    [ ] $1,000,000


             Right of Accumulation -- Class A Shares only (Optional)

[ ] I already own shares of the Flag Investors Fund(s) (except Class B shares) set forth below to be applied for a reduced sales charge. List the Account numbers of other Flag Investors Funds that you or your immediate family (spouse and children under 21) already own that qualify for reduced sales charges.


 Fund Name         Account No.        Owner's Name              Relationship
 ---------         -----------        ------------              ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional shares of the same class of the Fund at no sales charge.

    Income Dividends                        Capital Gains
    | ] Reinvested in additional shares     [ ] Reinvested in additional shares
    [ ] Paid in Cash                        [ ] Paid in Cash

Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.

                       Automatic Investing Plan (Optional)

[ ] I authorize you as Agent for the Automatic Investing Plan to automatically
invest $__________   in Class A Shares or $ ______ in Class B Shares for me, on
a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250 per class
                                                 Please attach a voided check.

Subsequent Investments (check one): [ ] Monthly ($100 minimum per class)
                                    [ ] Quarterly ($250 minimum per class)

----------------------------------  -------------------------------------------
Bank Name                           Depositor's Signature            Date

----------------------------------  -------------------------------------------
Existing Flag Investors Fund        Depositor's Signature            Date
Account No., if any                 (if joint acct., both must sign)


                      Systematic Withdrawal Plan (Optional)

[ ] Beginning the month of __________ , 19___ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of (complete as applicable) $_______ from Class A Shares and/or $ __________ from Class B Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000 per class.)

    Frequency (check one):  [ ] Monthly   [ ] Quarterly
                                              (January, April, July and October)

                             Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below:

          No, I/We do not want:   [ ] Telephone redemption privileges
                                  [ ] Telephone exchange privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a predesignated bank account, please provide the following information:

  Bank: _______________________     Bank Account No.:________________________

 Address: _____________________     Bank Account Name:_______________________

                      Signature and Taxpayer Certification

The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
[ ] U.S. Citizen/Taxpayer:
    [ ] I certify that (1) the number shown above on this form is the correct Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
[ ] If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080).
[ ] Non-U.S. Citizen/Taxpayer;
    Indicated country of residence for tax purposes: ________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


-------------------------------     -------------------------------------------
Signature              Date         Signature (if joint acct.,       Date
                                    both must sign)

--------------------------------------------------------------------------------

     For Dealer Use Only

Dealer's Name: _______________________  Dealer Code: __________________________

Dealer's Address: ____________________  Branch Code: __________________________

Representative: ______________________  Rep. No.: _____________________________

--------------------------------------------------------------------------------


                   FLAG INVESTORS EQUITY PARTNERS FUND, INC.
                          (Class A and Class B Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202





          Sub-Advisor                                  Distributor
ALEX. BROWN INVESTMENT MANAGEMENT                 ICC DISTRIBUTORS, INC.
        One South Street                              P.O. Box 7558
     Baltimore, Maryland 21202                     Portland, Maine 04101



        Transfer Agent                           Independent Accountants
INVESTMENT COMPANY CAPITAL CORP.                 COOPERS & LYBRAND L.L.P.
       One South Street                          2400 Eleven Penn Center
  Baltimore, Maryland 21202                  Philadelphia, Pennsylvania 19103
        1-800-553-8080


        Custodian                                      Fund Counsel
  BANKERS TRUST COMPANY                         MORGAN, LEWIS & BOCKIUS LLP
    130 Liberty Street                             2000 One Logan Square
 New York, New York 10006                     Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------

                    FLAG INVESTORS EQUITY PARTNERS FUND, INC.
                             (Institutional Shares)

                               October 1, 1997

                              Cross Reference Sheet

Items Required by Form N-1A
---------------------------

Part A                Information Required in Prospectus                        Registration Statement Heading
------                ----------------------------------                        ------------------------------

Item 1.               Cover Page                                                Cover Page
Item 2.               Synopsis                                                  Fee Table
Item 3.               Condensed Financial Information                           Financial Highlights
Item 4.               General Description of Registrant                         Investment Program;
                                                                                General Information
Item 5.               Management of the Fund                                    Management of the Fund;
                                                                                Investment Advisor and
                                                                                Sub-Advisor; Distributor;
                                                                                Custodian, Transfer
                                                                                Agent and Accounting Services
Item 5A.              Management's Discussion of Fund                           *
                      Performance
Item 6.               Capital Stock and Other Securities                        Cover Page;
                                                                                Dividends and Taxes;
                                                                                General Information
Item 7.               Purchase of Securities Being Offered                      How to Invest in
                                                                                Institutional Shares; Distributor
Item 8.               Redemption or Repurchase                                  How to Redeem Institutional Shares
Item 9.               Pending Legal Proceedings                                 **


                      Information Required in a Statement
Part B                of Additional Information
------                -----------------------------------

Item 10.              Cover Page                                                Cover Page
Item 11.              Table of Contents                                         Table of Contents
Item 12.              General Information and History                           General Information
                                                                                and History
Item 13.              Investment Objectives and Policies                        Investment Objectives,
                                                                                Policies and Risk Considerations
Item 14.              Management of the Fund                                    Management of
                                                                                the Fund
Item 15.              Control Persons and Principal Holders                     Control Persons and
                      of Securities                                             Principal Holders of
                                                                                Securities
Item 16.              Investment Advisory and Other                             Investment Advisory and
                      Services                                                  Other Services;
                                                                                Custodian, Transfer Agent,
                                                                                Accounting Services;
                                                                                Independent Accountants
Item 17.              Brokerage Allocation                                      Brokerage





Item 18.              Capital Stock and Other Securities                        Capital Stock; Semi-Annual Reports
Item 19.              Purchase, Redemption and Pricing of                       Valuation of Shares
                      Securities Being Offered                                  and Redemption
Item 20.              Tax Status                                                Federal Tax Treatment of
                                                                                Dividends and
                                                                                Distributions
Item 21.              Underwriters                                              Distribution of Fund
                                                                                Shares
Item 22.              Calculation of Performance Data                           Performance Information
Item 23.              Financial Statements                                      Financial Statements

Part C                Other Information
------                -----------------

                      Part C contains the information required by the items contained therein under the items set forth in the form.



-----------
* Information required by Item 5A is contained in Registrant's 1996 Annual Report to Shareholders.

**  Omitted since the answer is negative or the item is not applicable.

--------------------------------------------------------------------------------




                                      LOGO
                                 FLAG INVESTORS
                           EQUITY PARTNERS FUND, INC.
                             (Institutional Shares)

                   Prospectus & Application -- October 1, 1997

-----------------------------------------------------------------

This mutual fund (the "Fund") is designed to seek long-term growth of capital and, secondarily, current income. The Fund seeks to achieve this objective primarily through a policy of diversified investments in equity securities, including common stocks and convertible securities.


Flag Investors Institutional Shares of the Fund ("Institutional Shares") are available through your securities dealer or the Fund's transfer agent and may be purchased only by eligible institutions or by clients of investment advisory affiliates of BT Alex. Brown Incorporated ("BT Alex. Brown"). (See "How to Invest in Institutional Shares.")


This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated October 1, 1997, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.


TABLE OF CONTENTS


Fee Table   .................................      1
Financial Highlights ........................      2
Investment Program   ........................      2
Investment Restrictions .....................      4
How to Invest in Institutional Shares  ......      4
How to Redeem Institutional Shares  .........      5
Telephone Transactions  .....................      5
Dividends and Taxes  ........................      6
Management of the Fund  .....................      6
Investment Advisor and Sub-Advisor  .........      7
Distributor    ..............................      8
Custodian, Transfer Agent and
   Accounting Services  .....................      8
Performance Information    ..................      8
General Information  ........................      9
Application .................................    A-1

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203
--------------------------------------------------------------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEE TABLE

--------------------------------------------------------------------------------

Shareholder Transaction Expenses:

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)   .........  None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)   None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, whichever is lower)  .........................................................  None

Annual Fund Operating Expenses (net of fee waivers and reimbursements)
 (as a percentage of average daily net assets):

Management Fees (net of fee waivers) .....................  0.78%
12b-1 Fees   .............................................   None
Other Expenses  ..........................................  0.32%
                                                            ------
Total Fund Operating Expenses (net of fee waivers)  ......  1.10%*
                                                            ======

-----------
* The Fund's investment advisor intends, but is not obligated, to waive its fee to the extent required so that Total Fund Operating Expenses do not exceed 1.10% of the Institutional Shares' average daily net assets. Absent fee waivers, Management Fees would be 0.91% of the Fund's average daily net assets and Total Fund Operating Expenses would be 1.23% of the Institutional Shares' average daily net assets.

Example:                                                   1 year     3 years     5 years     10 years
--------                                                   --------   ---------   ---------   ----------
You would pay the following expenses on a $1,000 invest-
 ment, assuming (1) 5% annual return and (2) redemption
 at the end of each time period:*  .....................     $   11     $    35     $    61     $    134

-----------
* The Example is based on Total Fund Operating Expenses, net of fee waivers. Absent fee waivers, expenses would be higher.

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Fund will bear directly and indirectly. A person who purchases Institutional Shares through a financial institution may be charged separate fees by that institution.

                                                                              1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
      The Fund has offered the Institutional Shares since February 12, 1996.
The financial highlights included in this table are a part of the Fund's financial statements for the periods indicated and have been audited by Coopers & Lybrand L.L.P., independent accountants. The financial statements and financial highlights for the fiscal year ended May 31, 1997 and the report thereon of Coopers & Lybrand L.L.P. are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended May 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                        Institutional
                                                                           Shares
                                                             -----------------------------------
                                                                                  For the
                                                                                   Period
                                                               For the         Feb. 12, 1996(1)
                                                              Year Ended          through
                                                             May 31, 1997       May 31, 1996
---------------------------------------------------------------------------------------------
Per Share Operating Performance:
 Net asset value at beginning of period ..................      $13.10                 $12.72
                                                              ------------       ------------
Income from Investment Operations:
 Net investment income   .................................        0.14                   0.04
 Net realized and unrealized gain on investments .........        3.95                   0.34
                                                              ------------       ------------
 Total from Investment Operations ........................        4.09                   0.38
Less Distributions:
 Distributions from net investment income and net realized
  short-term gains .......................................       (0.18)                    --
                                                              ------------       ------------
 Distributions from net realized long-term gains .........       (0.07)                    --
 Total distributions  ....................................       (0.25)                    --
                                                              ------------       ------------
 Net asset value at end of period ........................      $16.94                 $13.10
                                                              ============       ============
Total Return .............................................       31.58%                  3.23%
Ratios to Average Daily Net Assets:
 Expenses ................................................        1.10%(3)               1.10%(2,3)
 Net investment income   .................................        0.81%(4)               1.20%(2,4)
Supplemental Data:
 Net assets at end of period (000)   .....................     $42,115                 $4,235
 Portfolio turnover rate .................................       17.60%                  0.73%
 Average commissions per share5   ........................      $0.068                     --
---------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Annualized.
(3) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.23% and 1.55% (annualized) for the year ended May 31, 1997 and the period ended May 31, 1996.
(4) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 0.70% and 0.75% (annualized) for the year ended May 31, 1997 and for the period ended May 31, 1996.
(5) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

INVESTMENT PROGRAM

--------------------------------------------------------------------------------
Investment Objective, Policies and Risk
Considerations

The Fund's investment objective is to seek long-term growth of capital and, secondarily, current income. The Fund seeks to achieve this objective primarily through a policy of diversified investments in equity securities, including common stocks and convertible securities. The Fund's investment objective is a fundamental policy of the Fund and may not be changed without shareholder approval. There can be no assurance, however, that the Fund will achieve its investment objective.

      The Fund's investment advisor (the "Advisor") and the Fund's sub-advisor (the "Sub-Advisor") (collectively, the "Advisors") are responsible for managing

2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the Fund's investments. (See "Investment Advisor and Sub-Advisor.") The Advisors consider both the opportunity for gain and the risk of loss in making investments.

      Under normal market conditions, the Fund will invest as fully as feasible in common stocks and other equity investments (including preferred stocks, convertible debt, warrants and other securities convertible into or exchangeable for common stocks). At least 65% of the Fund's total assets will be so invested. Convertible securities are securities that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. In selecting securities for the Fund's portfolio, the Advisors expect to apply a "flexible value" approach to the selection of equity investments. Under this approach, the Advisors will attempt to identify securities that are undervalued in the marketplace but will also consider such factors as current and expected earnings, dividends, cash flows and asset values in their evaluation of a security's investment potential.

      The Fund may invest up to 10% of its total assets in non-convertible debt securities. Up to all of any such investments may be in securities that are rated below investment grade. (See "Investments in Non-Investment Grade Securities" below.) Any remaining assets of the Fund not invested as described above may be invested in high quality money market instruments. For temporary, defensive purposes, the Fund may invest up to 100% of its assets in high quality short-term money market instruments, including repurchase agreements, and in bills, notes or bonds issued by the U.S. Treasury Department or by agencies of the U.S. Government. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

      The Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market may affect the value of the Rule 144A Securities. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.

Investments in Non-Investment Grade Securities

      Where deemed appropriate by the Advisors, the Fund may invest up to 10% of its total assets (measured at the time of the investment) in lower quality non-convertible debt securities [securities rated BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities of comparable quality]. Lower rated debt securities, also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities in the lowest rating category that the Fund may purchase (securities rated C by either S&P or Moody's) may present a particular risk of default, or may be in default and in arrears in payment of principal and interest. In addition, C-rated securities may be regarded as having extremely poor prospects of ever attaining investment standing. Yields and market values of these bonds will fluctuate over time, reflecting changing interest rates and the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value, regardless of prevailing interest rates. Accordingly, adverse economic developments, including a recession or a substantial period of rising interest rates, may disrupt the high yield bond market, affecting both the value and liquidity of such bonds. An economic downturn could adversely affect the ability of issuers of such bonds to make payments of principal and interest to a greater extent than issuers of higher rated bonds might be affected. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information. During the fiscal year ended May 31, 1997, the Fund held no below investment grade bonds.

Investments in Repurchase Agreements

      The Fund may agree to purchase U.S. Government securities from creditworthy financial institutions, such as banks or broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Investments in Securities of Foreign Issuers

      From time to time, the Fund may invest in American Depositary Receipts, which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of foreign issuers not publicly traded in the United States when the Advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk.

      Nevertheless, foreign investments involve different risks from investments in the United States, including currency, market and political risks.

      Accordingly, the Advisors intend to seek securities of companies in, and governments of, developed, stable nations.

                                                                              3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------
      The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without shareholder approval. The Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry); or
2) With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except the U.S. Government, its agencies and instrumentalities.

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN INSTITUTIONAL SHARES

--------------------------------------------------------------------------------
      Institutions (e.g., banks and trust companies, savings institutions, corporations, insurance companies, investment counselors, pension funds, employee benefit plans, trusts, estates and educational, religious and charitable institutions) and clients of investment advisory affiliates of BT Alex. Brown may purchase Institutional Shares through the Fund's distributor (the "Distributor"), through any securities dealer that is authorized to distribute Institutional Shares ("Participating Dealers"), or by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, as instructed in the Application.

      The minimum initial investment in Institutional Shares is $500,000, except that the minimum initial investment is $1,000,000 for qualified retirement plans. There is no minimum for clients of investment advisory affiliates of BT Alex. Brown or for subsequent investments. The Fund reserves the right to suspend the sale of Institutional Shares at any time at the discretion of the Distributor and the Advisors.

      Orders for purchases of Institutional Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for Institutional Shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order. Purchases made through the Distributor or a Participating Dealer must be in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.

      The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors.

Purchases by Exchange

      Shareholders of other Flag Investors funds that offer Institutional shares may exchange their Institutional shares of those funds for an equal dollar amount of Institutional Shares. The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.

4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The exchange privilege may be exercised by notifying the Fund's transfer agent (the "Transfer Agent") by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) (see "Telephone Transactions" below) or by regular or express mail at its address listed on the inside back cover of this Prospectus. The Fund may modify or terminate this offer of exchange at any time upon 60 days' prior written notice to shareholders.

Other Information

      Periodic statements of account from the Fund will reflect all dividends, purchases and redemptions of Institutional Shares.

      In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued. All purchases of Institutional Shares are confirmed and credited to the shareholder's account on the Fund's books maintained by the Transfer Agent or its agents. Shareholders will have the same rights and ownership with respect to such shares as if certificates had been issued.

HOW TO REDEEM INSTITUTIONAL SHARES

--------------------------------------------------------------------------------
      Shareholders may redeem all or part of their Institutional Shares on any Business Day by transmitting a redemption order through the Distributor or a Participating Dealer, or by regular or express mail to the Transfer Agent at its address listed on the inside back cover of this Prospectus. Shareholders may also redeem Institutional Shares by telephone (in amounts up to $500,000). (See "Telephone Transactions" below.) A redemption request is effected at the net asset value per share next determined after receipt of the order in proper form. Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed Institutional Shares will be made by wire transfer of funds to the shareholder's bank, or to a Participating Dealer, as appropriate, upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three Business Days.

      Dividends payable up to the date of redemption of Institutional Shares will be paid on the next dividend payable date. If all of the Institutional Shares in an account have been redeemed on a dividend payment date, the dividend will be remitted by wire to the shareholder's bank or to a Participating Dealer, as appropriate.

      The Fund has the power, under its Articles of Incorporation, to redeem shareholder accounts amounting to less than $500 (as a result of redemptions) upon 60 days' written notice. Institutional Shares will not be redeemed involuntarily as a result of a decline in account value due to a decline in net asset value alone.

TELEPHONE TRANSACTIONS

--------------------------------------------------------------------------------
      Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem Institutional Shares in amounts up to $500,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed on the inside back cover of this Prospectus. Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value as next determined on the following Business Day.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by

                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by express mail or facsimile. (See "How to Invest in Institutional Shares -- Purchases by Exchange" and "How to Redeem Institutional Shares.")

DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of semi-annual dividends. The Fund may distribute to shareholders any taxable net capital gains on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

      Unless the shareholder elects otherwise, all income and capital gains distributions will be reinvested in additional Institutional Shares at net asset value. Shareholders may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent at its address listed on the inside back cover of this Prospectus, either directly or through a Participating Dealer, at least five days before the next date on which dividends or distributions will be paid.

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Shareholders, unless otherwise exempt, generally will be subject to income tax on the amounts so distributed regardless of whether such distributions are paid in cash or reinvested in additional shares.

      Distributions from the Fund out of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxed to shareholders as long-term capital gains regardless of the length of time the shareholder has held the Institutional Shares. All other income distributions will be taxed to shareholders as ordinary income. Corporate shareholders may be entitled to the dividends received deduction on a portion of dividends received from the Fund. Shareholders will be advised annually as to the tax status of all distributions.

      Ordinarily, shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange, or redemption of Institutional Shares is a taxable event for the shareholder.

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------
      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. A majority of Directors of the Fund have no affiliation with the Advisors or the Distributor.

6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND SUB-ADVISOR

--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $7.1 billion of net assets as of August 31, 1997. ABIM is a registered investment advisor with approximately $6.7 billion under management as of August 31, 1997.

      Pursuant to the terms of the Investment Advisory Agreement, ICC is responsible for supervising and managing all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABIM certain of its duties, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. The Board has established procedures under which ABIM mayallocate transactions to certain affiliates or to the Distributor, provided that compensation to certain affiliates or to the Distributor on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      As compensation for its services for the fiscal year ended May 31, 1997, ICC received from the Fund a fee (net of fee waivers) equal to 0.78% of the Fund's average daily net assets. From such amounts and from its own resources, ICC paid ABIM a fee (net of fee waivers) equal to 0.62% of the Fund's average daily net assets.

      ICC is an indirect subsidiary of Bankers Trust New York Corporation. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings, Inc. owns the remaining limited partnership interest.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

Portfolio Manager

      Lee S. Owen -- 25 Years' Investment Experience

      Lee S. Owen has been responsible for managing the Fund's assets since inception. Mr. Owen joined ABIM as a Vice President in 1983. From 1972 to 1983, Mr. Owen was a Vice President and Portfolio Manager for T. Rowe Price Associates. Mr. Owen is a 1970 graduate of Williams College and received his M.B.A. from the University of Virginia in 1972. He is a member of the Baltimore Security Analysts Society and the Financial Analysts Federation.

                            Past Performance of ABIM
                           Annualized Rates of Return
                               Of Equity Accounts
                        For Periods Ended June 30, 1997

                          ABIM
                    Equity Accounts**     S&P 500***
                    -------------------   -----------
 3 Years*  ......         30.7%             28.9%
 5 Years*  ......         23.9%             19.8%
10 Years*  ......         18.3%             14.7%

-----------
  *Annualized.
 **The ABIM performance results described above are based on a composite of all institutional accounts not subject to tax that have investment objectives and policies similar to those of the Fund and that were advised by ABIM during the periods shown. As of June 30, 1997, such accounts totaled $2.63 billion. Performance results for taxable accounts are not included because the objectives and policies of such accounts differ from those of the Fund. Data from all accounts have been continuous from their inception to the present or to the cessation of the client relationship with ABIM. Effective January 1, 1993, composites have been calculated in accordance with standards of the Association for Investment Management and Research ("AIMR") and have been weighted for the size of each account. Prior to January 1, 1993, accounts were equal weighted, that is, every account was given equal weight with every other account, regardless of size.
   Therefore, the performance of small accounts will have a larger impact on the results than would be the case if the results were dollar weighted. In the period prior to January 1, 1993, there were from 17 to 33 accounts, ranging in size from $1 million to $104.6 million. The results for each period reflect the reduction of the highest management fees (0.75%) charged to the composite accounts and assume the reinvestment of dividends. The composite accounts are not subject to the restrictions of the Investment Company Act or the Code, which, if applicable, might have adversely affected the performance of such accounts.
***Source: SEI Corporation.

                          These results are unaudited.
                 Past performance should not be interpreted as
                       indicative of future performance.

                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR

--------------------------------------------------------------------------------
      Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor of each class of the Fund's shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as distributor for each class of the Fund's shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with either the Advisor or the Sub-Advisor.

      ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

--------------------------------------------------------------------------------
      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended May 31, 1997, ICC received a fee equal to 0.05% of the Fund's average daily net assets. (See the Statement of Additional Information.) Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of ICC, acts as custodian of the Fund's assets.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
      From time to time the Fund may advertise its performance including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one-, five- and 10-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Inc. and SEI Corporation, independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Consumer Price Index, the Standard & Poor's 500 Stock Index and other market indices such as NASDAQ and the Wilshire 500. The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate, and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts through which Institutional Shares may be purchased, although not included in calculations of performance, will reduce performance results.

8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GENERAL INFORMATION

--------------------------------------------------------------------------------
Capital Shares

      The Fund is an open-end management investment company organized under the laws of the State of Maryland on November 29, 1994 and is authorized to issue 75 million shares of capital stock, with a par value of $.001 per share. Shares have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares voting together for the election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid.

      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Flag Investors Equity Partners Fund Institutional Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have two other classes of shares in addition to the shares offered hereby: "Flag Investors Equity Partners Fund Class A Shares" and "Flag Investors Equity Partners Fund Class B Shares." Additional information concerning the Fund's Class A Shares and Class B Shares may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution fees or sales load structures and, accordingly, the net asset value per share of the classes may differ at times.

Annual Meetings

      Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

      Shareholders with inquiries concerning their Institutional Shares should contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or a Participating Dealer, as appropriate.

                                                                               9
--------------------------------------------------------------------------------

                    FLAG INVESTORS EQUITY PARTNERS FUND, INC.
                             (INSTITUTIONAL SHARES)
                             NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Send completed Application by overnight carrier to:
  BT Alex. Brown Incorporated/Flag Investors Funds
  330 West 9th Street, First Floor
  Kansas City, MO 64105
  Attn: Flag Investors Equity Partners Fund, Inc.

For assistance in completing this application please call: 1-800-553-8080, Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

If you are paying by check, make check payable to "Flag Investors Equity Partners Fund, Inc." and mail the Application. If you are paying by wire, see instructions below.
--------------------------------------------------------------------------------

                    Your Account Registration (Please Print)

Name on Account                                Mailing Address

--------------------------------------------   --------------------------------------------
Name of Corporation, Trust or Partnership      Name of Individual to Receive Correspondence

--------------------------------------------   --------------------------------------------
Tax ID Number                                  Street

[ ] Corporation  [ ] Partnership  [ ] Trust    --------------------------------------------
[ ] Non-Profit or Charitable Organization      City                     State       Zip
[ ] Other _______________                      (    )
If a Trust, please provide the following:      --------------------------------------------
                                               Daytime Phone
--------------------------------------------

----------------------------------------------------------------------------------------
Date of Trust                              For the Benefit of

----------------------------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)



                               Initial Investment

The minimum initial purchase for the Institutional Shares of the Fund is $500,000, except that the minimum initial purchase is $1,000,000 for qualified retirement plans. There is no minimum for clients of investment advisory affiliates of BT Alex Brown or for subsequent investments.

Indiciate the amount to be invested and the method of payment:

__A. By Mail: Enclosed is a check in the amount of $_____________ payable to
              Flag Investors Equity Partners Fund, Inc.

__B. By Wire: A bank wire in the amount of $______________ has been sent from
              ____________________   ___________________
               Name of Bank          Wire Control Number

     Wire Instructions:

       Follow the instructions below to arrange for a wire transfer for initial investment:
       o Send completed Application by overnight carrier to BT Alex. Brown
         Incorporated/Flag Investors Funds at the address listed above.
       o Call 1-800-553-8080 to obtain new investor's Fund account number.
       o Wire payment of the purchase price to Investors Fiduciary Trust Company ("IFTC"), as follows:
         IFTC
         a/c BT Alex Brown Incorporation/Flag Investors Funds
         Acct. #7528353
         ABA # 1010-0362-1
         Kansas City, Missouri 64105

       Please include the following in the wire:
       o Flag Investors Equity Partners Fund, Inc. -- Institutional Shares
       o The amount to be invested
       o "For further credit to ________________________________."
                                (Investor's Fund Account Number)

                              Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Institutional Shares of the Fund.

   Income Dividends                      Capital Gains
   [ ] Reinvested in additional shares   [ ] Reinvested in additional shares
   [ ] Paid in cash                      [ ] Paid in cash

                             Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $500,000) and exchange privileges (with respect to Institutional Shares of other Flag Investors Funds) unless I mark one or both of the boxes below:
          No, I do not want: [ ] Telephone redemption privileges
                             [ ] Telephone exchange privileges

 Redemptions effected by telephone will be wired to the bank account designated below.

                            Bank Account Designation
                        (This Section Must Be Completed)

Please attach a blank, voided check to provide account and bank routing information.

---------------------------------------------------------------------
Name of Bank                           Branch

---------------------------------------------------------------------
Bank Address                          City/State/Zip

---------------------------------------------------------------------
Name(s) on Account

---------------------------------------------------------------------
Account Number                        A.B.A. Number


                                                                            A-1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Acknowledgment, Certificate and Signature

The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
[ ] U.S. Citizen/Taxpayer:
   [ ] I certify that (1) the number shown above on this form is the correct
   Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or
   (c) the IRS has notified me that I am no longer subject to backup withholding.
   [ ] If no Tax ID Number has been provided above, I have applied, or intend to apply, to the IRS for a Tax ID Number, and I understand that if I do not provide such number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide your Tax ID Number on IRS Form W-9.
   You may request such form by calling the Transfer Agent at 800-553-8080.)
[ ] Non-U.S. Citizen/Taxpayer: Indicated country of residence for tax purposes: __________________________
    Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

                  Person(s) Authorized to Conduct Transactions

The following person(s) ("Authorized Person(s)") are currently officers, trustees, general partners or other authorized agents of the investor. Any ---
* of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.


-------------------------------           -----------------------------------
Name/Title                                 Signature                Date


-------------------------------            -----------------------------------
Name/Title                                 Signature                Date


-------------------------------            -----------------------------------
Name/Title                                 Signature                Date


-------------------------------            -----------------------------------
Name/Title                                 Signature                Date

The signature appearing to the right of each Authorized Person is that person's signature. Investment Company Capital Corp. ("ICC") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither ICC nor any entity on behalf of which ICC is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. ICC may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally Applicable to any successor of ICC.
* If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.

                            Certificate of Authority

Investors must complete one of the following two Certificates of Authority.

Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)

I___________________ , Secretary of the above-named investor, do hereby certify that at a meeting on ____________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resolution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1) empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized
Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form. Witness my hand and seal on behalf of the investor.

this __ day of ______________, 199__    Secretary____________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.

------------------------------------------------------------------------------
Signature and title                                     Date

Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).


---------------------------------------------------------------------
Signature and title           Date


---------------------------------------------------------------------
Signature and title           Date

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   FLAG INVESTORS EQUITY PARTNERS, FUND, INC.

                            (Institutional Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202





          Sub-Advisor                                      Distributor
ALEX. BROWN INVESTMENT MANAGEMENT                    ICC DISTRIBUTORS, INC.
        One South Street                                  P.O. Box 7558
     Baltimore, Maryland 21202                      Portland, Maine 04101





        Transfer Agent                            Independent Accountants
 INVESTMENT COMPANY CAPITAL CORP.                 COOPERS & LYBRAND L.L.P.
       One South Street                           2400 Eleven Penn Center
  Baltimore, Maryland 21202                  Philadelphia, Pennsylvania 19103
       1-800-553-8080




        Custodian                                     Fund Counsel
     BANKERS TRUST COMPANY                     MORGAN, LEWIS & BOCKIUS LLP
      130 Liberty Street                            2000 One Logan Square
  New York, New York 10006                   Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION




                    FLAG INVESTORS EQUITY PARTNERS FUND, INC.

                                One South Street
                            Baltimore, Maryland 21202





      THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS WHICH MAY BE OBTAINED FROM YOUR PARTICIPATING DEALER OR SHAREHOLDER
      SERVICING AGENT OR BY WRITING OR CALLING THE FUND, ONE SOUTH STREET, BALTIMORE, MARYLAND 21202, (800) 767-FLAG.











                   Statement of Additional Information Dated:
                                 October 1, 1997
                         Relating to Prospectuses Dated:
                October 1, 1997, relating to the Class A, Class B
                            and Institutional Shares

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----
 1.   General Information and History...............................    1

 2.   Investment Objectives, Policies and Risk Considerations.......    1

 3.   Valuation of Shares and Redemption............................    5

 4.   Federal Tax Treatment of Dividends and
        Distributions...............................................    6

 5.   Management of the Fund........................................    9

 6.   Investment Advisory and Other Services........................   13

 7.   Distribution of Fund Shares...................................   14

 8.   Brokerage.....................................................   18

 9.   Capital Stock.................................................   19

10.   Semi-Annual Reports...........................................   20

11.   Custodian, Transfer Agent and Accounting Services.............   20

12.   Independent Accountants.......................................   21

13.   Performance Information.......................................   21

14.   Control Persons and Principal Holders of
        Securities..................................................   23

15.   Financial Statements..........................................   23

      Appendix A....................................................  A-1

1.      GENERAL INFORMATION AND HISTORY

               Flag Investors Equity Partners Fund, Inc. (the "Fund") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently offers three classes of shares: Flag Investors Equity Partners Fund Class A Shares (the "Class A Shares"), Flag Investors Equity Partners Fund Class B Shares (the "Class B Shares") and Flag Investors Equity Partners Fund Institutional Shares (the "Institutional Shares") (collectively, the "Shares"). As used herein, the "Fund" refers to Flag Investors Equity Partners Fund, Inc. and specific references to any class of the Fund's Shares will be made using the name of such class.

               Important information concerning the Fund is included in the Fund's Prospectuses, which may be obtained without charge from the Fund's distributor (the "Distributor") or from Participating Dealers that offer Shares to prospective investors. Prospectuses for the Class A Shares and the Class B Shares may also be obtained from Shareholder Servicing Agents. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the Registration Statement respecting the Fund and its Shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

               The Fund was incorporated under the laws of the State of Maryland on November 29, 1994. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its Shares under the Securities Act of 1933, as amended (the "Securities Act"), and commenced operations on February 13, 1995. The Fund has offered the Institutional Shares since February 12, 1996.

               Under a license agreement dated January 31, 1995 between the Fund and Alex. Brown & Sons Incorporated (predecessor to BT Alex. Brown Incorporated), Alex. Brown & Sons Incorporated licenses to the Fund the "Flag Investors" name and logo but retains the rights to the name and logo, including the right to permit other investment companies to use them.


2.      INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

               The Fund has the investment objective of seeking long-term growth of capital and, secondarily, current income. The Fund seeks to achieve this objective primarily through a policy of diversified investments in equity securities, including common stocks and convertible securities. Under normal market conditions, the Fund will invest as fully as feasible in equity securities and at least 65% of the Fund's total assets will be so invested, all as more fully described in the Prospectus. There can be no assurance that the Fund's investment objective will be achieved.

               In addition, the Fund may purchase a limited amount, up to 10% of its total assets in non-convertible debt securities. Up to all of any such investments may be in securities that are rated below investment grade by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or are unrated and of similar quality. A description of the rating categories of S&P and Moody's is set forth in Appendix A to this Statement of Additional Information. Any remaining assets of the Fund not invested as described above may be invested in high quality money market instruments. For temporary, defensive purposes, the Fund may invest up to 100% of its assets in high quality short-term money market instruments, including repurchase agreements, and in bills, notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

               Additional information about certain of the Fund's investment policies and practices are described below.

Convertible Securities

               As described in the Prospectus, the Fund may invest in convertible securities. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security tends to increase as the market value of the underlying common stock increases, whereas it tends to decrease as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investment in common stock of the same issuer.

Below Investment Grade Corporate Bonds

               The Fund may purchase corporate bonds, including convertible securities, that carry ratings lower than those assigned to investment grade bonds by Moody's or S&P, or that are unrated if such bonds, in the fund's investment advisor's and the fund's sub-advisor's judgment, meet the quality criteria established by the Board of Directors. These bonds are generally known as "junk bonds." These securities may trade at substantial discounts from their face values. Accordingly, if the Fund is successful in meeting its objectives, investors may receive a total return consisting not only of income dividends but, to a lesser extent, capital gain distributions. Appendix A to this Statement of Additional Information sets forth a description of the S&P and Moody's rating categories, which indicate the rating agency's opinion as to the probability of timely payment of interest and principal. These ratings range in descending order of quality from AAA to D, in the case of S&P, and from Aaa to C, in the case of Moody's. Generally, securities that are rated lower than BBB by S&P or Baa by Moody's are described as below investment grade. Securities rated lower than investment grade may be of a predominantly speculative character and their future cannot be considered well-assured. The issuer's ability to make timely payments of principal and interest may be subject to material contingencies. Securities in the lowest rating categories may be unable to make timely interest or principal payments and may be in default and in arrears in interest and principal payments.

               Ratings of S&P and Moody's represent their opinions of the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, these ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, the Fund's investment advisor (the "Advisor") and the Fund's sub-advisor (the "Sub-Advisor") (collectively, the "Advisors") do not rely exclusively on ratings issued by S&P or Moody's in selecting portfolio securities but supplement such ratings with independent and ongoing review of credit quality. In addition, the total return the Fund may earn from investments in high-yield securities will be significantly affected not only by credit quality but by fluctuations in the markets in which such securities are traded. Accordingly, selection and supervision by the Advisors of investments in lower rated securities involves continuous analysis of individual issuers, general business conditions, activities in the high-yield bond market and other factors. The analysis of issuers may include, among other things, historic and current financial conditions, strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity in interest rates, the availability of new investment opportunities and the economic outlook for specific industries.

               Investing in higher yield, lower rated bonds entails substantially greater risk than investing in investment grade bonds, including not only credit risk, but potentially greater market volatility and lower liquidity. Yields and market values of high-yield bonds will fluctuate over time, reflecting not only changing interest rates but also the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. In addition, in adverse economic conditions, the liquidity of the secondary market for junk bonds may be significantly reduced. In addition, adverse economic developments could disrupt the high-yield market, affecting both price and liquidity, and could also affect the ability of issuers to repay principal and interest, thereby leading to a default rate higher than has been the case historically. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high-yield market and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, the market for high-yield bonds may become more volatile and there may be significant disparities in the prices quoted for high-yield securities by various dealers. Under conditions of increased volatility and reduced liquidity, it would become more difficult for the Fund to value its portfolio securities accurately because there might be less reliable, objective data available.

               Finally, prices for high-yield bonds may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation may significantly depress the prices of outstanding high-yield bonds.

Repurchase Agreements

               The Fund may enter into repurchase agreements with domestic banks or broker-dealers deemed to be creditworthy by the Advisors under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of a custodian or bank acting as agent. The underlying securities, which in the case of the Fund are securities of the U.S. Government only, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) expenses of enforcing its rights.

Foreign Investment Risk Considerations

               From time to time, the Advisors may invest the Fund's assets in American Depositary Receipts and other securities, which are traded in the United States and represent interests in foreign issuers. The Advisors may also invest up to 10% of the Fund's assets in securities of foreign companies, and in debt and equity securities issued by foreign corporate and government issuers and which are not traded in the United States when the Advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk. Foreign investments involve substantial and different risks which should be carefully considered by any potential investor. Such investments are usually not denominated in dollars so changes in the relative values of the dollar and other currencies will affect the value of foreign investments. In general, less information is publicly available about foreign companies than is available about companies in the United States. Most foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the United States. In most foreign markets volume and liquidity are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on United States exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers, and companies in the United States. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. Portfolio securities held by the Fund which are listed on foreign exchanges may be traded on days that the Fund does not value its securities, such as Saturdays and the customary United States business holidays on which the New York Stock Exchange is closed. As a result, the net asset value of Shares may be significantly affected on days when shareholders do not have access to the Fund.

               Although the Fund intends to invest in securities of companies and governments of developed, stable nations, there is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments that could adversely affect investments, assets or securities transactions of the Fund in some foreign countries. The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to the Fund's shareholders. When the Fund invests directly in foreign securities, investors should understand that the expense ratio of the Fund can be expected to be higher than those of investment companies investing in domestic securities due to the additional cost of custody of foreign securities. When considering whether to invest in foreign equity or debt securities, the Advisor will consider the risk of foreign investment in addition to the criteria it applies to all investments in equity or debt securities, as described above.

Investment Restrictions

               The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal and state regulatory limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectus, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. The vote of a majority of the outstanding Shares of the Fund means the lesser of: (i) 67% or more of the Shares present at a shareholder meeting at which the holders of more than 50% of the Shares are present or represented or (ii) more than 50% of the outstanding Shares of the Fund. The Fund will not:

               1. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities;

               2. Invest in real estate or mortgages on real estate;

               3. Purchase or sell commodities or commodities contracts, including financial futures contracts;

               4. Act as an underwriter of securities within the meaning of the U.S. federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

               5. Issue senior securities;

               6. Make loans, except that the Fund may purchase or hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies;

               7. Effect short sales of securities;

               8. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

               9. Purchase participations or other direct interests in oil, gas or other mineral leases or exploration or development programs; or

               10. Invest more than 10% of its net assets in illiquid securities (defined as securities that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund is carrying the securities), including securities that the Fund is restricted from selling to the public without registration under the Securities Act [excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act ("Rule 144A Securities") that have been determined to be liquid by the Fund's Board of Directors based upon the trading markets for such securities].

               The following investment restriction may be changed by a vote of the majority of the Board of Directors. The Fund will not:

               1. Invest in shares of any other investment company registered under the Investment Company Act, except as permitted by federal law.

3.      VALUATION OF SHARES AND REDEMPTION

Valuation of Shares

               The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time) each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redemption

               The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

               Under normal circumstances, the Fund will redeem Class A Shares and Class B Shares by check and Institutional Shares by wire transfer of funds, as described in the Prospectuses relating to such Shares. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation of Shares" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.


4.      FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

               The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

               The summary of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Subsequent legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

               The Fund expects to be taxed as a regulated investment company under Subchapter M of the Code. However, in order to qualify as a regulated investment company for any taxable year, the Fund generally must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies (the "Income Requirement"), and (2) derive less than 30% of its gross income (exclusive of certain gains from designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from gains on the sale or other disposition of any of the following investments if such investments are held for less than three months (the "Short-Short Gain Test"): (a) stock or securities (as defined in Section 2(a)(36) of the Investment Company Act); (b) options, futures or forward contracts (other than options, futures, or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies (or options, futures, or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities).

               In addition, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses (the "Asset Diversification Test"). Generally, the Fund will not lose its status as a regulated investment company if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of portfolio assets not attributable to a purchase.

               Under Subchapter M of the Code, the Fund is exempt from federal income tax on its net investment income and capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) for the year (the "Distribution Requirement") and complies with the other requirements of the Code described above. Distributions of investment company taxable income made during the taxable year or, under certain specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax.

               Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

               If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and all such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the 70% dividends received deduction for corporate shareholders.

Fund Distributions

               Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are invested in additional Shares. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

               The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held Shares. Conversely, if the Fund elects to retain its net capital gains, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate capital gains tax rate. In this event, it is expected that the Fund also will elect to have shareholders treated as having received a distribution of such gains, with the result that shareholders will be required to report such gains on their returns as long-term capital gains, will receive a tax credit for their allocable share of capital gains tax paid by the Fund on the gains, and will increase the tax basis for their Shares by an amount equal to 65% of such gains.

               In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the 70% dividends received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. For purposes of the alternative minimum tax and the environmental tax, corporate shareholders generally will be required to take the full amount of any dividend received from the Fund into account in determining their adjusted current earnings for purposes of computing "alternative minimum taxable income."

               Investors should be careful to consider the tax implications of purchasing Shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. Those purchasing just prior to an ordinary income dividend or capital gains distribution will be taxable on the entire amount of the dividend received, even though the net asset value per Share on the date of such purchase reflected the amount of such distribution.

               Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than one year and otherwise will be short-term. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

               The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends received deduction.

               The Fund will be required in certain cases to withhold and remit tax to the United States Treasury on distributions payable to any shareholder who (1) has provided either an incorrect taxpayer identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report receipt of interest or dividends, or (3) has failed to certify to the Fund that the shareholder is not subject to backup withholding.

Federal Excise Tax; Miscellaneous Considerations

               The Code imposes a nondeductible 4% excise tax on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The excise tax is imposed on the undistributed part of this required distribution. In addition, the balance of such income must be distributed during the next calendar year to avoid liability for the excise tax in that year. For the foregoing purposes, an investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. For this purpose, in determining its capital gain net income for the one-year period ending on October 31 of such calendar year, the Fund must reduce its capital gain net income by the amount of any net ordinary loss for the calendar year (but not below the net capital gain for the one-year period ending on October 31). Because the Fund intends to distribute all of its income currently (or to retain, at most its net capital gains and pay tax thereon), the Fund does not anticipate incurring any liability for this excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability and, in addition, that the liquidation of such investments in such circumstances may affect the ability of the Fund to satisfy the Short-Short Gain Test.

               Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

5.      MANAGEMENT OF  THE FUND

Directors and Officers

               The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

*TRUMAN T. SEMANS, Chairman (10/27/27)
        Managing Director, BT Alex. Brown Incorporated; Formerly, Vice Chairman, Alex. Brown & Sons Incorporated (now BT Alex. Brown Incorporated); Director, Investment Company Capital Corp. (registered investment advisor).

*RICHARD T. HALE, Director (7/17/45)
        Managing Director, BT Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. (registered investment advisor); Chartered Financial Analyst.

JAMES J. CUNNANE, Director (3/11/38)
        CBC Capital, 264 Carlyle Lake Drive, St. Louis, Missouri 63141. Managing Director, CBC Capital (merchant banking), 1993-Present; Formerly, Senior Vice President and Chief Financial Officer, General Dynamics Corporation (defense), 1989-1993, and Director, The Arch Fund (registered investment company).

JOHN F. KROEGER, Director (8/11/24)
        37 Pippins Way, Morristown, New Jersey 07960. Director/Trustee, AIM Funds (registered investment companies); Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm); and General Manager, Shell Oil Company.

LOUIS E. LEVY, Director (11/16/32)
        26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (banking and finance); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. McDONALD, Director (7/14/32)
        Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Director, Central Carolina Bank & Trust (banking), Key Funds (registered investment companies), AMBAC Treasurers Trust (registered investment company) and DP Mann Holdings (insurance).

REBECCA W. RIMEL, Director (4/10/51)
        The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103. President and Chief Executive Officer, The Pew Charitable Trusts; Director and Executive Vice President, The Glenmede Trust Company; Formerly, Executive Director, The Pew Charitable Trusts.

CARL W. VOGT, ESQ., Director (4/20/36)
        Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604; Senior Partner, Fulbright & Jaworski L.L.P. (law); Formerly, Chairman, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak) and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).

HARRY WOOLF, President (8/12/23)
        Institute for Advanced Study, Olden Lane, Princeton, New Jersey 08540. Professor-at-Large Emeritus, Institute for Advanced Study; Director, ATL and Spacelabs Medical Corp. (medical equipment) and Family Health International (non-profit research and education); Director, Research America (non-profit medical research); Formerly, Trustee, Reed College (education); Trustee, Rockefeller Foundation and Director, Merrill Lynch Cluster C Funds (registered investment companies).

JOSEPH A. FINELLI, Treasurer (1/24/57)
        Vice President, BT Alex. Brown Incorporated and Vice President, Investment Company Capital Corp. (registered investment advisor), September 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company Inc. (investments), 1980-August 1995.

AMY M. OLMERT, Secretary (5/14/63)
        Vice President, BT Alex. Brown Incorporated, June 1997-Present. Formerly, Senior Manager, Coopers & Lybrand, L.L.P., September 1988 - June 1997.

LAURIE D. COLLIDGE, Assistant Secretary (1/1/66)
        Asset Management Department, BT Alex. Brown Incorporated.
---------------------
* Messrs. Semans and Hale are directors who are "interested persons" as defined in the Investment Company Act.


               There are currently 13 funds in the Flag Investors/ISI Funds and BT Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Semans serves as Chairman of five funds and as a Director of six other funds in the Fund Complex. Mr. Hale serves as Chairman of four funds and as Director of 11 other funds in the Fund Complex. Messrs. Cunnane, Kroeger, Levy and McDonald serve as Directors of each fund in the Fund Complex. Ms. Rimel and Mr. Vogt each serve as a director of 11 funds in the Fund Complex. Mr. Woolf serves as President of seven funds in the Fund Complex. Mr. Finelli serves as Treasurer, Ms. Olmert serves as Secretary and Ms. Collidge serves as Assistant Secretary, respectively, of each of the funds in the Fund Complex.

               Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, BT Alex. Brown in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

               With the exception of the Fund's President, officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of BT Alex. Brown may be considered to have received remuneration indirectly. Mr. Woolf receives an annual fee for his services from each Flag Investors Fund for which he serves as President and from BT Alex. Brown Cash Reserve Fund, Inc. As compensation for his or her services, each Director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (an "Independent Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an aggregate annual fee from the Fund Complex. Payment of such fees and expenses are allocated among all such funds described above in proportion to their relative net assets. For the fiscal year ended May 31, 1997, Non-Interested Directors' fees attributable to the assets of the Fund totaled approximately $5,503.

               The following table shows aggregate compensation and retirement benefits payable to each of the Fund's Directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended May 31, 1997.

                                                         COMPENSATION TABLE
-----------------------------------------------------------------------------------------------------------------------------------
Name of Person, Position              Aggregate Compensation                  Pension or Retirement              Total Compensation
                                      From the Fund Payable to                Benefits Accrued as                     from the Fund
                                      Directors for the Fiscal Year           Part of Fund Expenses                and Fund Complex
                                      Ended May 31, 1997                                                       Payable to Directors
                                                                                                                 in the Fiscal Year
                                                                                                                 Ended May 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
Truman T. Semans(1)                           $0                                      $0                                 $0
    Chairman and Director


Richard T. Hale, Director(1)                  $0                                      $0                                 $0


Charles W. Cole, Jr., Director(1,2)           $0                                      $0                                 $0


James J. Cunnane, Director                  $657(3)                                    (4)              $39,000 for service on 12
                                                                                                        Boards in the Fund Complex

John F. Kroeger, Director                   $825(3)                                    (4)              $49,000 for service on 12
                                                                                                        Boards in the Fund Complex

Louis E. Levy, Director                     $657(3)                                    (4)              $39,000  for service on 12
                                                                                                        Boards in the Fund Complex

Eugene J. McDonald, Director                $657(3)                                    (4)              $39,000 for service on 12
                                                                                                        Boards in the Fund Complex

Rebecca W. Rimel, Director                  $743(3)                                    (4)              $39,000 for service on 10(5)
                                                                                                        Boards in the Fund Complex

Carl W. Vogt, Director                      $753(3)                                    (4)              $39,000 for service on 9(5)
                                                                                                        Boards in the Fund Complex

Harry Woolf, Director(6)                     $443(3)                                   (4)              $29,250 for service on 12
                                                                                                        Boards in the Fund Complex

(1) A Director who is an "interested person" as defined in the Investment Company Act.
(2)      Retired effective September 1, 1997.
(3)      Of this amount, $657,  $0,  $0,  $657,  $753,  $443, and $743 has been deferred by Messrs. Cunnane, Kroeger, Levy, McDonald, Vogt and Woolf and Ms. Rimel, respectively, pursuant to a deferred compensation plan.
(4) The Fund Complex has adopted a retirement plan for eligible Directors, as described below. The actuarially computed pension expense for the Fund for the year ended May 31, 1997 was approximately $3,765.
(5) Ms. Rimel and Mr. Vogt receive proportionately higher compensation from each fund for which they serve.
(6) Retired as Director of the Fund on December 16, 1996 and was appointed President of the Fund effective September 1, 1997.

                The Fund Complex has adopted a Retirement Plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's Advisor or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the Participant in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the Participant in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. Mr. Kroeger has qualified but has not received benefits. The Fund has two Participants, a Director who retired effective December 31, 1994 and a Director who retired effective December 31, 1996, who have qualified for the Retirement Plan by serving 13 and 14 years, respectively, as Directors in the Fund Complex and each of whom will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Another Participant, who retired on January 31, 1996 and died on June 2, 1996, was paid fees of $8,090 by the Fund Complex under the Retirement Plan in the period ended December 31, 1996. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.

                Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service are as follows: for Mr. Cunnane, 2 years; for Mr. Kroeger, 14 years; for Mr. Levy, 2 years; for Mr. McDonald, 4 years; for Ms. Rimel, 1 year; and for
Mr. Vogt, 1 year.

Years of Service           Estimated Annual Benefits Payable By Fund Complex Upon Retirement
----------------           -----------------------------------------------------------------
                           Chairman of Audit Committee                  Other Participants
                           ---------------------------                  --------------------
 6 years                           $4,900                                     $3,900
 7 years                           $9,800                                     $7,800
 8 years                           $14,700                                   $11,700
 9 years                           $19,600                                   $15,600
10 years or more                   $24,500                                   $19,500

                  Any Director who receives fees from the Fund is permitted to defer a minimum of 50%, or up to all, of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Kroeger, Levy, McDonald, Vogt and Woolf and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select various Flag Investors Funds and the BT Alex. Brown Cash Reserve Fund in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally quarterly installments over a period of 10 years.

Code of Ethics

                  The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code of Ethics applies to the personal investing activities of all of the directors and officers of the Fund, as well as to designated officers, directors and employees of the Advisors and the Distributor. As described below, the Code of Ethics imposes additional restrictions on the Advisor's investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Fund.

                  The Code of Ethics requires that covered employees of the Advisors, certain directors or officers of the Distributor, and all Fund Directors who are "interested persons," preclear any personal securities investments (with certain exceptions, such as non-volitional purchases or purchases that are part of an automatic dividend reinvestment plan). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and special preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading

"blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Fund in the same security. Officers, directors and employees of the advisors and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.


6.       INVESTMENT ADVISORY AND OTHER SERVICES

                  On June 17, 1997 the Board of Directors of the Fund, including a majority of the Non-Interested Directors, approved an Investment Advisory Agreement between the Fund and Investment Company Capital Corp. ("ICC" or the "Advisor") and a Sub-Advisory Agreement among the Fund, ICC and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor"), both of which contracts are described in greater detail below. The Investment Advisory Agreement and the Sub-Advisory Agreement were approved by a vote of shareholders of the Fund on August 14, 1997. ICC, the investment advisor, is an indirect subsidiary of Bankers Trust New York Corporation. ICC is also the investment advisor to BT Alex. Brown Cash Reserve Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc. and Flag Investors Real Estate Securities Fund, Inc.

                  ABIM, also the sub-advisor to Flag Investors Telephone Income Fund, Inc. and Flag Investors Value Builder Fund, Inc., is a registered investment advisor with approximately $6.7 billion under management as of August 31, 1997. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings, Inc. owns the remaining limited partnership interest.

                  Under the Investment Advisory Agreement, ICC is responsible for obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies for the Fund. ICC has delegated this responsibility to ABIM, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Any investment program undertaken by ICC or ABIM will at all times be subject to policies and control of the Fund's Board of Directors. ICC will provide the Fund with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICC without reimbursement by the Fund for any costs. Neither ICC nor ABIM shall be liable to the Fund or its shareholders for any act or omission by ICC or ABIM or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICC and ABIM to the Fund are not exclusive and ICC and ABIM are free to render similar services to others.

                  As compensation for its services, ICC is entitled to receive an annual fee from the Fund, calculated daily and paid monthly, at the annual rate of 1.00% of the first $50 million of the Fund's average daily net assets, 0.85% of the next $50 million of the Fund's average daily net assets, 0.80% of the next $100 million of the Fund's average daily net assets and 0.70% of the Fund's average daily net assets in excess of $200 million. As compensation for its services, ABIM is entitled to receive a fee from ICC, payable from its advisory fee, calculated daily and payable monthly, at the annual rate of 0.75% of the first $50 million of the Fund's average daily net assets, 0.60% of the next $150 million of the Fund's average daily net assets, and 0.50% of the Fund's average daily net assets in excess of $200 million.

                  Advisory fees paid by the Fund to ICC and sub-advisory fees paid by ICC to ABIM for the last three fiscal years were as follows:


------------------------------------------------------------------------------------------
                                        Year Ended
------------------------------------------------------------------------------------------
Fees Paid To:              May 31, 1997           May 31, 1996              May 31, 1995(1)
------------------------------------------------------------------------------------------
ICC                         $853,103(2)            $318,234                   $0(4)
ABIM                        $680,636(5)            $365,697              $10,044(5)

-----------------------

(1) For the period from February 13, 1995 (commencement of operations) through May 31, 1995.
(2) Net of fee waivers. Absent such fee waiver, the Class A Shares total operating expenses would have been 1.49% of average daily net assets; the Class B Shares' total operating expenses would have been 2.24% of average daily net assets, and the Institutional Shares' total operating expenses would have been 1.24% of average daily net assets.
(3) Net of fee waivers. Absent such fee waiver, the Class A Shares total operating expenses would have been 1.77% of average daily net assets; the Class B Shares' total operating expenses would have been 2.52% of average daily net assets, and the Institutional Shares' total operating expenses would have been 1.55% (annualized) of average daily net assets.
(4) Net of fee waivers. Absent such fee waivers, the Class A Shares' total operating expenses would have been 3.76% (annualized) of average daily net assets and the Class B Shares' total operating expenses would have been 4.22% (annualized) of average daily net assets.
(5) Net of fee waivers for the fiscal years ended May 31, 1997 and May 31, 1996 and the period from February 13, 1995 (commencement of operations) through May 31, 1995 of $49,796, $55,124, and $1,826, respectively.

                  Each of the Investment Advisory Agreement and the Sub-Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Non-Interested Directors who have no direct or indirect financial interest in such agreements, by votes cast in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under "Capital Stock"). The Fund or ICC may terminate the Investment Advisory Agreement on 60 days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the Investment Company Act).

                  ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent Accounting Services.")

7.       DISTRIBUTION OF FUND SHARES

                  ICC Distributors, Inc. ("ICC Distributors " or the "Distributor") serves as the exclusive distributor of the Fund's Shares pursuant to a Distribution Agreement ("Distribution Agreement") dated August 31, 1997. Prior to August 31, 1997, Alex. Brown & Sons Incorporated ("Alex. Brown") served as the Fund's distributor pursuant to three separate Distribution Agreements, one for each class of the Fund's Shares ("prior Distribution Agreements") for the same rate of compensation and on substantially the same terms as the current Distribution Agreement.

                  The Distribution Agreement provides that ICC Distributors has the exclusive right to distribute the classes of Flag Investors Equity Partners Fund Shares either directly or through other broker-dealers and further provide that ICC Distributors will: (a) solicit and receive orders for the purchase of Shares; (b) accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; (c) receive requests for redemptions and transmit such redemption requests to the Fund's transfer agent as promptly as possible; and
(d) respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund; (e) maintain such accounts, books, and records as may be required by law or deemed appropriate by the Board of Directors; and (f) take all actions necessary to carry into effect the distribution of the Shares. ICC Distributors has not undertaken to sell any specific number of Shares. The Distribution Agreement further provides that, in connection with the distribution of Shares, ICC Distributors will be responsible for all of the promotional expenses. The services provided by ICC Distributors to the Fund are not exclusive, and ICC Distributors is free to provide similar services to others. ICC Distributors shall not be liable to the Fund or its shareholders for any act or omission by ICC Distributors or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to the disclosures in the Fund's registration statement. The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Non-Interested Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under "Capital Stock") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of assignment.

                  ICC Distributors and certain broker-dealers ("Participating Dealers") have entered into Sub-Distribution Agreements under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. Any Sub-Distribution Agreement may be terminated in the same manner as the Distribution Agreement at any time and shall automatically terminate in the event of assignment.

                  In addition, with respect to the Class A and Class B Shares, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which ICC Distributors will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations by various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder servicing capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                  As compensation for providing distribution services as described above for the Class A Shares, ICC Distributors receives an annual fee, paid monthly, equal to .25% of the average daily net assets of the Class A Shares. As compensation for providing distribution services as described above for the Class B Shares, ICC Distributors receives an annual fee, paid monthly, equal to .75% of the average daily net assets of the Class B Shares. With respect to the Class A Shares, ICC Distributors expects to allocate up to all of its fee to Participating Dealers. With respect to the Class B Shares, ICC Distributors expects to retain the entire distribution fee as reimbursement for front-end payments to Participating Dealers.

         Distribution fees paid by the Fund to Alex. Brown, formerly the Fund's distributor, for the last three fiscal years were as follows:

----------------------------------------------------------------------------------------------
                                               Year Ended
----------------------------------------------------------------------------------------------
    Class                     May 31, 1997             May 31, 1996             May 31, 1995(1)
----------------------------------------------------------------------------------------------
      A                         $206,936                 $130,140                  $15,976
      B                         $ 65,473                 $ 27,369                  $ 4,220

-----------------
(1)      February 13, 1995 (commencement of operations through) May 31, 1995.

                  In addition, with respect to the Class B Shares, the Fund pays ICC Distributors a shareholder servicing fee at an annual rate of .25% of the average daily net assets of the Class B Shares. (See the Prospectus.) For the fiscal years ended May 31, 1997, May 31, 1996 and for the period from February 13, 1995 (commencement of operations) through May 31, 1995, Alex. Brown received shareholder servicing fees of $21,824, $9,123 and $1,406, respectively, pursuant to the prior Distribution Agreements.

                  ICC Distributors receives no compensation for distributing the Institutional Shares. Under the prior Distribution Agreements, Alex. Brown received no compensation for distributing the Institutional Shares.

The Distribution Plans

                  Pursuant to Rule 12b-1 under the Investment Company Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted two separate Plans of Distribution, one for the Class A Shares and one for the Class B Shares (collectively, the "Plans"). Under the Plans, the Fund pays a fee to ICC Distributors for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and ICC Distributors is authorized to make payments out of its fee to Participating Dealers. The Plans will remain in effect from year to year thereafter as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Plans were initially approved by the Fund's Board of Directors, including a majority of the Non-Interested Directors, on December 14, 1994 and by the sole shareholder of the respective classes on January 30, 1995. On August 4, 1997, the Fund's Board of Directors approved amended Plans containing the same fees and substantially the same terms as the Plans.

                  In approving the Plans, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The Plans will be renewed only if the Directors make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Fund. The Plans may be terminated at any time by the vote of a majority of the Fund's Non-Interested Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under "Capital Stock").

                  During the continuance of the Plans, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Plan to ICC Distributors pursuant to the Distribution Agreement, to broker-dealers pursuant to any Sub-Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Fund's Non-Interested Directors shall be committed to the discretion of the Non-Interested Directors then in office.

                  For the fiscal year ended May 31, 1997, the Fund paid $294,223 to Alex. Brown, formerly the Fund's distributor, pursuant to the Plans. Alex. Brown, in turn, paid the distribution-related expenses of the Fund including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

                  Under the Plans, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to ICC Distributors under such Plans. Payments under the Plans are made as described above regardless of ICC Distributors's actual cost of providing distribution services and may be used to pay ICC Distributors's overhead expenses. If the cost of providing distribution services to the Class A Shares is less than .25% of the average daily net assets invested in that Class or Class B Shares is less than .75% of the average daily net assets invested in that Class for any period, the unexpended portion of the distribution fees may be retained by ICC Distributors. The Plans do not provide for any charges to the Fund for excess amounts expended by ICC Distributors and, if either of the Plans is terminated in accordance with its terms, the obligation of the Fund to make payments to ICC Distributors pursuant to such Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates with respect to such Plan.

General Information

                  For the fiscal years ended May 31, 1997 and May 31, 1996, and for the period from February 13, 1995 through May 31, 1995, Alex. Brown, formerly the Fund's distributor, received sales commissions on the Class A Shares of $404,583, $173,816 and $167,000, respectively, and from such amounts retained $386,114, $163,936 and $157,507 for each such period, respectively. For the fiscal years ended May 31, 1997 and May 31, 1996 and for the period from February 13, 1995 through May 31, 1995, Alex. Brown received contingent deferred sales loads on the Class B Shares of $318,224, $114,113 and $109,638, respectively, and from such amounts retained $313,208, $114,113 and $109,638, respectively.

                  The Fund will pay all costs associated with its organization and registration under the Securities Act of 1933 and the Investment Company Act. Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Directors and Director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel, including counsel to the Non-Interested Directors, and of independent auditors, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ICC, ABIM or the Distributor.

    The address of ICC Distributors is P.O. Box 7558, Portland, Maine 04101.


8.       BROKERAGE

                  ABIM is responsible for decisions to buy and sell securities for the Fund, for the broker-dealer selection and for negotiation of commission rates, subject to the supervision of ICC. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between ABIM and the broker-dealers. ABIM may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, the Advisor, its affiliates, and ICC Distributors.

                  In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with the Advisor or its affiliates in any transaction in which the Advisor or its affiliates acts as a principal; that is, an order will not be placed with the Advisor or its affiliates if execution of the trade involves the Advisor or its affiliates serving as a principal with respect to any part of the Fund's order, nor will the Fund buy or sell over-the-counter securities with the Advisor or its affiliates acting as market maker.

                  If the Advisor or its affiliates is participating in an underwriting or selling group, the Fund may not buy portfolio securities from the group except in accordance with rules of the SEC. The Fund believes that the limitation will not affect its ability to carry out its present investment objective.

                  ABIM's primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, ABIM may, in its discretion, effect agency transactions with broker-dealers that furnish statistical, research or other information or services that are deemed by ABIM to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to ABIM with clients other than the Fund. Similarly, any research services received by ABIM through placement of portfolio transactions of other clients may be of value to ABIM in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to ABIM by a broker-dealer. ABIM is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing ABIM's research and analysis. Therefore, it may tend to benefit the Fund by improving ABIM's investment advice. In over-the-counter transactions, ABIM will not pay any commission or other remuneration for research services. ABIM's policy is to pay a broker-dealer higher commissions effected on an agency (but not on a principal) basis for particular transactions than might be charged if a different broker-dealer had been chosen when, in ABIM's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, ABIM is also authorized to pay broker-dealers other than BT Alex. Brown higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis.

                  Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions, on an agency basis, through the Advisor or its affiliates. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the Investment Company Act, which requires that the commissions paid the Advisor or its affiliates must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires ICC and ABIM to furnish reports and to maintain records in connection with such reviews. In the fiscal year ended May 31, 1997, the Fund paid no brokerage commissions to the Advisor or its affiliates.

                  ABIM manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by ABIM. ABIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

                  During the fiscal years ended May 31, 1997, May 31, 1996 and the fiscal period ended May 31, 1995, ABIM directed $84,859,723, $25,187,450 and $27,535,000, respectively, principal amount of transactions to broker-dealers and paid $168,045, $64,808 and $17,724 in related commissions because of research services provided.

                  The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company
Act) that the Fund has acquired during its most recent fiscal year. As of May 31, 1997, the Fund held a 5.30% repurchase agreement issued by Goldman Sachs & Co. valued at $26,759,870 and 70,000 shares of Travelers Group Inc., parent company of Smith Barney, valued at $2,178,750.


9.       CAPITAL STOCK

                  The Fund is authorized to issue 75 million Shares of common stock, par value $.001 per share. The Board of Directors may increase or decrease the number of authorized Shares without shareholder approval.

                  The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and the Board has designated three classes of Shares: Flag Investors Equity Partners Fund Class A Shares, Flag Investors Equity Partners Fund Class B Shares and Flag Investors Equity Partners Fund Institutional Shares. In the event separate series or classes are established, all Shares of the Fund, regardless of series or class, would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. Each such series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, each series would be treated as separate entities. Generally, each class of Shares issued by a particular series would be identical to every other class and expenses of the Fund (other than 12b-1 and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively would be voted on by the holders of such class.

                  Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

                  There are no preemptive, conversion or exchange rights applicable to any of the Shares. The issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of Shares if there is more than one series) after all debts and expenses have been paid.

                  As used in this Statement of Additional Information the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.


10.      SEMI-ANNUAL REPORTS

                  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants.


11.      CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

                  Bankers Trust Company ("Bankers Trust"), 130 Liberty Street, New York, New York 10006, has been retained to act as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as Custodian as may be agreed to from time to time by Bankers Trust and the Fund. Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202, has been retained to act as transfer and dividend disbursing agent. As compensation for providing these services, the Fund pays ICC up to $10.12 per account per year, plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended May 31, 1997, ICC received transfer agency fees of $59,840.

                  ICC also provides certain accounting services to the Fund. As compensation for these services, ICC receives an annual fee, calculated daily and paid monthly as shown below.

Average Daily Net Assets                           Incremental Fee
------------------------                           ---------------
0 - $10,000,000                                  $13,000 (fixed fee)

$10,000,000 - $20,000,000                              .100%
$20,000,000 - $30,000,000                              .080%
$30,000,000 - $40,000,000                              .060%
$40,000,000 - $50,000,000                              .050%
$50,000,000 - $60,000,000                              .040%
$60,000,000 - $70,000,000                              .030%
$70,000,000 - $100,000,000                             .020%
$100,000,000 - $500,000,000                            .015%
$500,000,000 - $1,000,000,000                          .005%
over $1,000,000,000                                    .001%

              For the fiscal year ended May 31, 1997, ICC received accounting fees of $55,940.

              In addition, the Fund will reimburse ICC for the following out-of-pocket expenses incurred in connection with ICC's performance of its services under the Master Services Agreement: express delivery service, independent pricing and storage.

              ICC also serves as the Fund's investment advisor.

12.   INDEPENDENT ACCOUNTANTS

              The annual financial statements of the Fund are audited by Coopers & Lybrand L.L.P., whose report thereon appears elsewhere herein, and have been included herein in reliance upon the report of such firm of accountants given on their authority as experts in accounting and auditing. Coopers & Lybrand L.L.P. has offices at 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103.

13.   PERFORMANCE INFORMATION

              For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return rather than in terms of yield. The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

P(1 + T)n = ERV

Where:  P = a hypothetical initial payment of $1,000
        T = average annual total return
        n = number of years (1, 5 or 10)
      ERV = ending redeemable value at the end of the 1, 5, or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

               Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one-, five-, and 10-year periods or a shorter period dating from the effectiveness of the Fund's registration statement or the date the Fund (or a class or series) commenced operations (provided such date is subsequent to the date the registration statement became effective). In calculating the ending redeemable value, the maximum sales load (for the Class A Shares: 4.5%, and for the Class B
Shares: 4.0% for the one-year period, 2.0% for the five-year period and no sales charge thereafter) is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund. The Institutional Shares are sold without a sales load.

                  Calculated according to SEC rules, the ending redeemable value and average annual total return of a hypothetical $1,000 payment for the periods ended May 31, 1997 were as follows:

                       ---------------------------------------------------------------------------------------
                                 One-Year Period                               Since Inception*
                                Ended May 31, 1997
--------------------------------------------------------------------------------------------------------------
Class                  Ending                   Average Annual          Ending                 Average Annual
                       Redeemable               Total Return            Redeemable             Total Return
                       Value                                            Value
--------------------------------------------------------------------------------------------------------------
Class A                1252.70                  25.27%                  1660.08                24.70%
Class B                1262.80                  26.28%                  1671.08                25.06%
Institutional          1315.80                  31.58%                  1358.36                26.79%

-------------------
*February 13, 1996 for Class A and B Shares; February 12, 1996 for Institutional Shares.

               The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies Inc., Morningstar Inc., or SEI Corporation or with the performance of the Consumer Price Index, the Standard and Poor's 500 Stock Index and other market indices such as NASDAQ and the Wilshire 5000, the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges (as distinguished from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in Shares). The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

               The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. In the fiscal year ended May 31, 1997, the Fund's portfolio turnover rate was 17.60%.

14.   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

               To Fund management's knowledge, the following persons held beneficially or of record 5% or more of the Fund's outstanding shares, as of August 29, 1997. BT Alex. Brown Incorporated 9.54%
                 7BO 250-10766-16
                 P.O. Box 1346
                 Baltimore, MD 21203-1346

               [As of such date, Directors and officers as a group owned less than 1% of the Fund's total outstanding Shares.]


15.   FINANCIAL STATEMENTS

               See next page.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                             May 31, 1997


                                                                   Market Value
  Shares                                                             (Note 1)
--------------------------------------------------------------------------------
COMMON STOCK: 85.2%
Banking: 5.0%
     30,600      Citicorp                                          $ 3,499,875
     19,500      Wells Fargo & Company                               5,138,250
--------------------------------------------------------------------------------
                                                                     8,638,125
--------------------------------------------------------------------------------
Basic Industry: 3.9%
     84,100      Hercules, Inc.                                      3,942,187
     60,000      Monsanto Co.                                        2,640,000
--------------------------------------------------------------------------------
                                                                     6,582,187
--------------------------------------------------------------------------------
Business Services: 3.7%
     90,000      First Data Corp.                                    3,600,000
     80,000      Heritage Media Corp.*                               1,460,000
     58,000      SEI Corporation                                     1,305,000
--------------------------------------------------------------------------------
                                                                     6,365,000
--------------------------------------------------------------------------------
Capital Goods: 3.8%
     29,900      Briggs & Stratton Corporation                       1,543,587
     24,200      Caterpillar, Inc.                                   2,362,525
     32,500      Eaton Corporation                                   2,591,875
--------------------------------------------------------------------------------
                                                                     6,497,987
--------------------------------------------------------------------------------
Consumer Durables/Non-Durables: 12.0%
    100,000      Blyth Industries, Inc.*                             4,450,000
    160,000      Ford Motor Company                                  6,000,000
     97,500      Philip Morris Companies, Inc.                       4,290,000
    115,000      Richfood Holdings, Inc.                             2,659,375
     93,000      Sunbeam Corp.                                       3,138,750
--------------------------------------------------------------------------------
                                                                    20,538,125
--------------------------------------------------------------------------------
Consumer Services: 5.1%
     80,000      America Online, Inc.*                               4,420,000
     25,000      Gannett Company, Inc.                               2,312,500
     36,000      Times Mirror Company - Class A                      2,020,500
--------------------------------------------------------------------------------
                                                                     8,753,000
--------------------------------------------------------------------------------
Defense/Aerospace: 5.2%
     58,700      Lockheed Martin Corp.                               5,495,787
     51,600      McDonnell Douglas Corp.                             3,321,750
--------------------------------------------------------------------------------
                                                                     8,817,537
--------------------------------------------------------------------------------

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------



                                                                   Market Value
  Shares                                                             (Note 1)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Energy: 2.8%
     48,000      MAPCO, Inc.                                       $ 1,524,000
     75,500      Noble Affiliates, Inc.                              3,180,437
--------------------------------------------------------------------------------
                                                                     4,704,437
--------------------------------------------------------------------------------
Financial Services: 7.4%
     60,200      American Express Company                            4,183,900
    108,000      Federal Home Loan Mortgage Corporation              3,564,000
     11,000      Transamerica Corp.                                    999,625
     70,000      Travelers Group, Inc.                               3,841,250
--------------------------------------------------------------------------------
                                                                    12,588,775
--------------------------------------------------------------------------------
Health Care: 1.8%
     25,000      Amgen, Inc.*                                        1,671,875
     22,000      Johnson & Johnson                                   1,317,250
--------------------------------------------------------------------------------
                                                                     2,989,125
--------------------------------------------------------------------------------
Hotels/Gaming: 3.0%
    130,000      Harrah's Entertainment, Inc.*                       2,421,250
     61,600      Hilton Hotels Corporation                           1,740,200
     16,400      ITT Corporation*                                      977,850
--------------------------------------------------------------------------------
                                                                     5,139,300
--------------------------------------------------------------------------------
Housing: 6.6%
    327,500      Champion Enterprises, Inc.*                         6,017,813
    148,300      USG Corporation*                                    5,171,963
--------------------------------------------------------------------------------
                                                                    11,189,776
--------------------------------------------------------------------------------
Insurance: 5.2%
    130,000      Conseco Inc.                                        5,200,000
     82,200      Mid Ocean Limited                                   3,729,825
--------------------------------------------------------------------------------
                                                                     8,929,825
--------------------------------------------------------------------------------
Multi-Industry: 4.5%
     56,000      American Standard Co., Inc.*                        2,807,000
     25,000      Loews Corporation                                   2,431,250
     24,200      Tenneco, Inc.                                       1,082,950
     17,800      United Technologies Corp.                           1,430,675
--------------------------------------------------------------------------------
                                                                     7,751,875
--------------------------------------------------------------------------------

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                             -   May 31, 1997


  Shares/                                                          Market Value
 Par (000)                                                           (Note 1)
--------------------------------------------------------------------------------
COMMON STOCK (concluded)
Retail: 4.2%
     82,550      J.C. Penney Co., Inc.                            $ 4,251,325
    210,000      Kmart Corporation*                                 2,940,000
--------------------------------------------------------------------------------
                                                                    7,191,325
--------------------------------------------------------------------------------
Technology: 8.7%
     56,000      International Business Machines Corporation        4,844,000
     97,500      Millipore Corporation                              4,204,688
     34,000      Varian Associates, Inc.                            1,802,000
     59,500      Xerox Corporation                                  4,031,125
--------------------------------------------------------------------------------
                                                                   14,881,813
--------------------------------------------------------------------------------
Transportation: 2.3%
     95,800      Canadian National Railway Company                  3,999,650
--------------------------------------------------------------------------------
     Total Common Stock
      (Cost $106,416,210)                                         145,557,862
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT: 15.4%
    $26,235      Goldman Sachs & Co., 5.30%
                 Dated 5/30/97,  to be repurchased on
                 6/2/97,  collateralized by U.S. Treasury
                 Notes with a market value of $26,759,870.
                 (Cost $26,235,000)                                26,235,000
--------------------------------------------------------------------------------

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Total Investment in Securities: 100.6%
  (Cost $132,651,210)**                                          $171,792,862
Liabilities in Excess of Other Assets, Net: (0.6%)                   (977,793)
--------------------------------------------------------------------------------
Net Assets: 100.0%                                               $170,815,069
================================================================================
Net Asset Value and Redemption Price Per:
  Class A Share
    ($113,029,663 / 6,677,416 shares outstanding)                      $16.93
================================================================================
  Class B Share
    ($15,670,213 / 930,703 shares outstanding)                         $16.84***
================================================================================
  Institutional Share
    ($42,115,193 / 2,486,105 shares outstanding)                       $16.94
================================================================================
Maximum Offering Price Per:
  Class A Share
    ($16.93 / .955)                                                    $17.73
================================================================================
  Class B Share                                                        $16.84
================================================================================
  Institutional Share                                                  $16.94
================================================================================

----------
  *  Non-income producing security.
 **  Also aggregate cost for federal tax purposes.
*** Redemption value is $16.17 following a 4% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Statement of Operations

                                                                   For the
                                                                  Year Ended
                                                                    May 31,
--------------------------------------------------------------------------------
                                                                      1997
Investment Income (Note 1):
   Dividends                                                      $ 1,495,289
   Interest                                                           636,462
--------------------------------------------------------------------------------
            Total income                                            2,131,751
--------------------------------------------------------------------------------

Expenses:
   Investment advisory fee (Note 2)                                   994,751
   Distribution fee (Note 2)                                          294,233
   Registration fees                                                   72,607
   Transfer agent fee (Note 2)                                         59,840
   Accounting fee (Note 2)                                             55,940
   Legal                                                               52,053
   Printing and postage                                                36,499
   Audit                                                               29,785
   Custodian fee                                                       20,170
   Organizational expense (Note 1)                                     10,209
   Directors' fees                                                      5,503
   Miscellaneous                                                        4,870
   Insurance                                                            1,910
--------------------------------------------------------------------------------
            Total expenses                                          1,638,370
   Less: Fees waived (Note 2)                                        (141,648)
--------------------------------------------------------------------------------
            Net expenses                                            1,496,722
--------------------------------------------------------------------------------
   Net investment income                                              635,029
--------------------------------------------------------------------------------

Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                     2,887,321
   Change in unrealized appreciation or depreciation of
     investments                                                   27,900,712
--------------------------------------------------------------------------------
            Net gain on investments                                30,788,033
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $31,423,062
================================================================================

                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Statement of Changes in Net Assets



                                                     For the Year Ended May 31,
--------------------------------------------------------------------------------
                                                        1997            1996
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                            $   635,029      $  821,246
   Net realized gain/(loss)
     from security transactions                       2,887,321         (24,094)
   Change in unrealized appreciation or
     depreciation of investments                     27,900,712      10,744,023
--------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                                 31,423,062      11,541,175
--------------------------------------------------------------------------------
Distributions to Shareholders from:
   Net investment income:
     Class A Shares                                    (551,174)       (598,906)
     Class B Shares                                      (5,815)        (27,629)
     Institutional Shares                              (112,532)             --
   Net realized short-term gains:
     Class A Shares                                    (168,249)             --
     Class B Shares                                     (17,444)             --
     Institutional Shares                               (36,622)             --
   Net realized long-term gains:
     Class A Shares                                    (392,581)             --
     Class B Shares                                     (40,703)             --
     Institutional Shares                               (85,452)             --
--------------------------------------------------------------------------------
        Total distributions                          (1,410,572)       (626,535)
--------------------------------------------------------------------------------
Capital Share Transactions (Note 3):
   Proceeds from sale of shares                      73,706,538      28,046,908
   Value of shares issued in reinvestment
     of dividends                                     1,249,105         560,846
   Cost of shares repurchased                        (7,920,313)     (6,525,825)
--------------------------------------------------------------------------------
   Increase in net assets derived from
     capital share transactions                      67,035,330      22,081,929
--------------------------------------------------------------------------------
   Total increase in net assets                      97,047,820      32,996,569

Net Assets:
   Beginning of year                                 73,767,249      40,770,680
--------------------------------------------------------------------------------
   End of year                                     $170,815,069     $73,767,249
================================================================================
                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding  throughout each period)
                                                               For the Period
                                                              Feb. 13, 1995(1)
                                                For the Year       through
                                                Ended May 31,       May 31,
------------------------------------------------------------------------------
                                                1997       1996       1995
Per Share Operating Performance:
   Net asset value at beginning of period     $ 13.09    $ 10.77     $ 10.00
                                              -------    -------     -------
Income from Investment Operations:
   Net investment income                         0.08       0.17        0.12
   Net realized and unrealized gain
      on investments                             3.96       2.29        0.65
                                              -------    -------     -------
   Total from Investment Operations              4.04       2.46        0.77
Less Distributions:
   Distributions from net investment income
      and net realized short-term gains         (0.13)     (0.14)         --
   Distributions from net realized
      long-term gains                           (0.07)        --          --
                                              -------    -------     -------
   Total distributions                          (0.20)     (0.14)         --
                                              -------    -------     -------
   Net asset value at end of period           $ 16.93    $ 13.09     $ 10.77
                                              =======    =======     =======
Total Return(2)                                 31.17%     23.05%       7.70%

Ratios to Average Daily Net Assets:
   Expenses(3)                                   1.35%      1.35%       1.35%(5)
   Net investment income(4)                      0.61%      1.52%       3.74%(5)

Supplemental Data:
   Net assets at end of period (000)         $113,030    $64,230     $38,612
   Portfolio turnover rate                      17.60%      0.73%         --
   Average commissions per share(6)          $   0.0677       --          --

---------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.48%, 1.77% and 3.76% (annualized) for the years ended May 31, 1997, 1996 and the period ended May 31, 1995, respectively.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 0.48%, 1.10% and 1.33% (annualized) for the years ended May 31, 1997, 1996 and the period ended May 31, 1995, respectively.
(5) Annualized.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
-------------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                                                      For the Period
                                                                      Feb. 13, 1995(1)
                                                      For the Year        through
                                                      Ended May 31,      May 31,
--------------------------------------------------------------------------------------
                                                     1997       1996       1995
Per Share Operating Performance:
   Net asset value at beginning of period          $ 13.03     $10.75      $10.00
                                                   -------     ------      ------
Income from Investment Operations:
   Net investment income/(expenses in
      excess of income)                              (0.04)      0.07        0.07
   Net realized and unrealized gain
      on investments                                  3.96       2.31        0.68
                                                   -------     ------      ------
   Total from Investment Operations                   3.92       2.38        0.75
Less Distributions:
   Distributions from net investment income
      and net realized short-term gains              (0.04)     (0.10)         --
   Distributions from net realized
      long-term gains                                (0.07)        --          --
                                                   -------     ------      ------
   Total distributions                               (0.11)     (0.10)         --
                                                   -------     ------      ------
   Net asset value at end of period                $ 16.84     $13.03      $10.75
                                                   =======     ======      ======
Total Return(2)                                      30.28%     22.17%       7.50%

Ratios to Average Daily Net Assets:
   Expenses(3)                                        2.10%      2.10%       2.10%(5)
   Net investment income/(expenses in
      excess of income)(4)                           (0.16)%     0.71%       1.97%(5)

Supplemental Data:
   Net assets at end of period (000)               $15,670     $5,302      $2,159
   Portfolio turnover rate                           17.60%      0.73%         --
   Average commissions per share(6)                $  0.0677       --          --

---------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 2.23%, 2.52% and 4.22% (annualized) for the years ended May 31, 1997, 1996 and the period ended May 31, 1995, respectively.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been (0.28)%, 0.29% and (0.15)% (annualized) for the years ended May 31, 1997, 1996 and the period ended May 31, 1995, respectively.
(5) Annualized.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.


                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)

                                                                      For the Period
                                                           For the    Feb. 12, 1996(1)
                                                          Year Ended      through
                                                            May 31,       May 31,
--------------------------------------------------------------------------------------
                                                             1997          1996
Per Share Operating Performance:
   Net asset value at beginning of period                   $ 13.10        $12.72
                                                            -------        ------

Income from Investment Operations:
   Net investment income                                       0.14          0.04
   Net realized and unrealized gain on investments             3.95          0.34
                                                            -------        ------
   Total from Investment Operations                            4.09          0.38

Less Distributions:
   Distributions from net investment income
      and net realized short-term gains                       (0.18)           --
   Distributions from net realized long-term gains            (0.07)           --
                                                            -------        ------
   Total distributions                                        (0.25)           --
                                                            -------        ------
   Net asset value at end of period                         $ 16.94        $13.10
                                                            =======        ======
Total Return                                                  31.58%         3.23%

Ratios to Average Daily Net Assets:
   Expenses(2)                                                 1.10%         1.10%(4)
   Net investment income(3)                                    0.81%         1.20%(4)

Supplemental Data:
   Net assets at end of period (000)                        $42,115        $4,235
   Portfolio turnover rate                                    17.60%         0.73%(4)
   Average commissions per share(5)                         $  0.0677          --

---------
(1) Commencement of operations.
(2) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.23% and 1.55% (annualized) for the year ended May 31, 1997 and the period ended May 31, 1996, respectively.
(3) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 0.70% and 0.75% (annualized) for the year ended May 31, 1997 and the period ended May 31, 1996, respectively.
(4) Annualized.
(5) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

                       See Notes to Financial Statements.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1 -- Significant Accounting Policies

      Flag Investors Equity Partners Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on November 30, 1994, commenced operations February 13, 1995. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. Its objective is to seek long-term growth of capital and, secondarily, current income primarily through a policy of diversified investments in equity securities, including common stocks and convertible securities.

      The Fund consists of three share classes: Class A Shares and Class B Shares, which both commenced February 13, 1995, and Institutional Shares, which commenced February 12, 1996.

      The Class A and Class B Shares are subject to different sales charges. The Class A Shares have a 4.50% maximum front-end sales charge and the Class B Shares have a 4.00% maximum contingent deferred sales charge. The Institutional Shares have neither a front-end sales charge nor a contingent deferred sales charge. In addition, each class has a different distribution fee.

      When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

      A. Security Valuation--The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at its last bid price in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 1 -- concluded

     B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other-- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, which began when the Fund commenced investment activities.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

      Investment Company Capital Corp. ("ICC"), a subsidiary of Alex. Brown Financial Corp., is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM") is the Fund's subadvisor. As compensation for its advisory services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

      As compensation for its subadvisory services, ICC pays ABIM a fee from its advisory fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.75% of the first $50 million, 0.60% of the next $150 million and 0.50% of the amount over $200 million.

      ICC has agreed to waive a portion of its fees and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.35% of the Class A Shares' average daily net assets, 2.10% of the Class B Shares' average daily net assets and 1.10% of the Institutional Shares' average daily net assets. ICC waived fees of $141,648 for the year ended May 31, 1997.

      As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. The Fund paid ICC $55,940 for accounting services for the year ended May 31, 1997.

      As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $59,840 for transfer agent services for the year ended May 31, 1997.

      As compensation for providing distribution services, the Fund pays Alex. Brown & Sons Incorporated ("Alex. Brown") an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. For the year ended May 31, 1997, distribution fees aggregated $294,233, of which $206,936 were attributable to the Class A Shares and $87,297 were attributable to the Class B Shares. The Fund did not pay Alex. Brown any commissions for the year ended May 31, 1997.

      The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended May 31, 1997 was $3,765, and the accrued liability was $7,114.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 3 -- Capital Share Transactions

      The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (20 million Class A, 5 million Class B, 5 million Institutional and 5 million undesignated). Transactions in shares of the Fund were as follows:

                                                    Class A Shares
                                            ------------------------------
                                               For the           For the
                                              Year Ended       Year Ended
                                             May 31, 1997     May 31, 1996
                                            --------------   -------------

Shares sold                                     2,175,983       1,801,793
Shares issued to shareholders on
   reinvestment of dividends                       71,468          46,324
Shares redeemed                                  (477,782)       (526,068)
                                              -----------     -----------
Net increase in shares outstanding              1,769,669       1,322,049
                                              ===========     ===========

Proceeds from sale of shares                  $32,665,187     $21,242,051
Value of reinvested dividends                   1,040,589         537,705
Cost of shares redeemed                        (7,100,783)     (6,296,438)
                                              -----------     -----------
Net increase from capital share transactions  $26,604,993     $15,483,318
                                              ===========     ===========

                                                     Class B Shares
                                            ------------------------------
                                               For the           For the
                                              Year Ended       Year Ended
                                             May 31, 1997     May 31, 1996
                                            ------------------------------

Shares sold                                       545,380         221,303
Shares issued to shareholders on
   reinvestment of dividends                        3,986           2,003
Shares redeemed                                   (25,717)        (17,025)
                                              -----------     -----------
Net increase in shares outstanding                523,649         206,281
                                              ===========     ===========

Proceeds from sale of shares                   $8,263,270      $2,641,798
Value of reinvested dividends                      60,224          23,141
Cost of shares redeemed                          (375,286)       (208,673)
                                              -----------     -----------
Net increase from capital share transactions   $7,948,208      $2,456,266
                                              ===========     ===========

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

NOTE 3 -- concluded

                                                   Institutional Shares
                                             ------------------------------
                                                             For the Period
                                                For the      Feb. 12, 1996*
                                              Year Ended         through
                                             May 31, 1997     May 31, 1996
                                             ------------     -------------
Shares sold                                     2,182,989         324,964
Shares issued to shareholders on
   reinvestment of dividends                        9,854              --
Shares redeemed                                   (30,115)         (1,587)
                                              -----------      ----------
Net increase in shares outstanding              2,162,728         323,377
                                              ===========      ==========

Proceeds from sale of shares                  $32,778,081      $4,163,059
Value of reinvested dividends                     148,292              --
Cost of shares redeemed                          (444,244)        (20,714)
                                              -----------      ----------
Net increase from capital share transactions  $32,482,129      $4,142,345
                                              ===========      ==========

---------
*Commencement of operations.


NOTE 4 -- Investment Transactions

      Excluding short-term obligations, purchases of investment securities aggregated $65,969,366 and sales of investment securities aggregated $17,571,900 for the year ended May 31, 1997.

      On May 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $39,257,851 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $116,199.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 5 -- Net Assets

     On May 31, 1997, net assets consisted of:

Paid-in capital:
   Class A Shares                                                 $ 80,226,147
   Class B Shares                                                   12,442,655
   Institutional Shares                                             36,624,474
Accumulated net realized gain from security transactions             2,122,176
Unrealized appreciation of investments                              39,141,652
Undistributed net investment income                                    257,965
                                                                  ------------
                                                                  $170,815,069
                                                                  ============

NOTE 6 -- Merger Agreement

      On April 6, 1997, Bankers Trust New York Corporation and Alex. Brown Incorporated announced that they had signed a definitive agreement to merge. The merger, which is expected to be completed by the fourth quarter of 1997, is subject to customary closing conditions, including certain regulatory and shareholder approvals.

FLAG INVESTORS EQUITY PARTNERS FUND
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders and Directors of
Flag Investors Equity Partners Fund, Inc.

      We have audited the accompanying statement of net assets of Flag Investors Equity Partners Fund, Inc. as of May 31, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flag Investors Equity Partners Fund, Inc. as of May 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.
Philadelphia, Pennsylvania
June 20, 1997

                                   APPENDIX A

                        BOND AND COMMERCIAL PAPER RATINGS


Standard & Poor's Commercial Paper Ratings

               S & P - Commercial paper rated A-1+ or A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A- 3.


Moody's Commercial Paper Ratings

               Moody's - The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationship that exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.


                             CORPORATE BOND RATINGS

Standard & Poor's Bond Ratings

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Moody's Bond Ratings

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the case of Aaa securities, or the fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          List all financial statements and exhibits filed as part of the Registration Statement.

                  (a)      Financial statements:

                           (1)  Included in Parts A and B of the Registration
                                Statement:

                                --   Financial Highlights for the period
                                     February 13, 1995 (commencement of
                                     operations) through May 31, 1995 and the fiscal years ended May 31, 1996 and May 31, 1997.

                                -- Statement of Net Assets for the fiscal year ended May 31, 1997

                                -- Statement of Operations for the fiscal year ended May 31, 1997

                                -- Statement of Changes in Net Assets for the period February 13, 1995 (commencement of operations) through May 31, 1995 and the fiscal years ended May 31, 1996 and May 31, 1997

                                --   Notes to Financial Statements

                                --   Report of Independent Accountants

                           (2)  All required financial statements are
                                included in parts A and B hereof. All other financial statements and schedules are inapplicable.

                  (b)      Exhibits:

                           (1)      (a) Registrant's Articles of
                                        Incorporation.(1)
                                    (b) Registrant's Articles
                                        Supplementary.(2)
                                    (c) Registrant's Articles Supplementary
                                        dated June 17, 1997, filed herewith.

                           (2) By-Laws, as amended through December 18, 1996, filed herewith.

                           (3)  Not Applicable.

                           (4) Incorporated by reference to Exhibit (1)(a) Articles of Incorporation and Exhibit (2) By-Laws.

                           (5)       (a) Form of Investment Advisory Agreement
                                         between Registrant and Investment
                                         Company Capital Corp., filed
                                         herewith.

                                       (b) Form of Sub-Advisory Agreement among
                                           Registrant, Investment Company
                                           Capital Corp. and Alex. Brown
                                           Investment Management filed herewith.

                           (6)         (a) Distribution Agreement between
                                           Registrant and ICC Distributors, Inc.
                                           filed herewith.

                                       (b) Form of Sub-Distribution Agreement
                                           between ICC Distributors, Inc. and
                                           Participating Broker-Dealers, filed
                                           herewith.

                                       (c) Form of Shareholder Servicing
                                           Agreement between ICC Distributors,
                                           Inc. and Shareholder Servicing
                                           Agents, filed herewith.

                           (7)          Not Applicable.

                           (8) Form of Custodian Agreement between Registrant and Bankers Trust Company, filed herewith.

                           (9) Master Services Agreement between Registrant and Investment Company Capital Corp.(1)

                           (10)         Opinion of Counsel.(1)

                           (11) Consent of Coopers & Lybrand L.L.P., filed herewith.

                           (12)         Not Applicable.

                           (13)         Subscription Agreement.(1)

                           (14)         Not Applicable.

                           (15)         (a) Distribution Plan with respect to
                                            Flag Investors Class A Shares, filed
                                            herewith.

                                        (b) Distribution Plan with respect to
                                            Flag Investors Class B Shares, filed
                                            herewith.

                           (16) Schedule of Computation of Performance Quotations.(1)

                           (18)         (a) 18f-3 Plan, as amended through March
                                            26, 1997, filed herewith.

                           (24)         Powers of Attorney, filed herewith.

                           (27)         Financial Data Schedule, filed herewith.

------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Registration No. 33-86832), filed with the Securities and Exchange Commission via EDGAR on September 22, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registration No. 33-86832), filed with the Securities and Exchange Commission via Edgar on September 26, 1996.


Item 25. Persons Controlled by or under Common Control with Registrant

                  Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

                  None.


Item 26. Number of Holders of Securities

                  State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

                  The following information is given as of September 20, 1997:

                    Title of Class          Number of Record Holders
                    --------------          ------------------------
                   Shares of Capital Stock
                           Class A                  2,967
                           Class B                    781
                           Institutional               56

Item 27. Indemnification

                  State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

                  Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit 1 to this Registration Statement and incorporated herein by reference, provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as to its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

                  Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

                  Sections 1, 2, 3, 4 and 5 of Article XIII of Registrant's By-Laws, included as Exhibit 2 to this Registration Statement and incorporated herein by reference, provide as follows:

                  Section 1. Indemnification. The Corporation shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its Directors and to such further extent as is consistent with law. The Corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. This Article XIII shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article XIII shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 (the "1933 Act") and the 1940 Act, as such statutes are now or hereafter in force.

                  Section 3. Procedure. On the request of any current or former Director or officer requesting indemnification or an advance under this Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article XIII have been met.

                  Section 4. Other Rights. The indemnification provided by this
                  Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                  Section 5. Maryland Law. References to the Maryland General Corporation Law in this Article XIII are to such law as from time to time amended.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.


Item 28. Business and Other Connections of Investment Advisor.

                  Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                  During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

                  Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-advisor of the Registrant, and each director, officer or partner of any such investment sub-advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                  The list required by this Item 28 of officers and directors of Alex. Brown Investment Management ("ABIM"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by ABIM pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-21616).


Item 29. Principal Underwriters

                  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment advisor:

          (a) ICC Distributors, Inc. acts as distributor for BT Alex. Brown Cash Reserve Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc. (formerly Flag Investors Intermediate-Term Income Fund, Inc.), Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax Free Income Fund, Inc. and Flag Investors Real Estate Securities Fund, Inc., all registered open-end management investment companies.

                  Furnish information with respect to each director, officer or partner of each principal underwriter named in answer to Item 21 of Part B (Underwriters):

         (b)                                Position and
                                            Offices                 Position and
         Name and Principal                 with Principal          Offices with
         Business Address*                   Underwriter              Registrant
         -----------------                   -----------              ----------

          John Y. Keffer                    President                    None
          Two Portland Square
          Portland, ME  04101

          Sara M. Morris                    Treasurer                    None
          Two Portland Square
          Portland, ME  04101

          David I. Goldstein                Secretary                    None
          Two Portland Square
          Portland, ME  04101

          Richard C. Butt                   Vice President               None
          Two Portland Square
          Portland, ME  04101

          Margaret J. Fenderson             Assistant Treasurer          None
          Two Portland Square
          Portland, ME  04101

          Dana L. Lukens                    Assistant Secretary          None
          Two Portland Square
          Portland, ME  04101

          Nanette K. Chern                  Chief Compliance Officer     None
          Two Portland Square
          Portland, ME  04101

          (c)     Not applicable.


Item 30. Location of Accounts and Records

                  With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the Rules [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document

                  Investment Company Capital Corp. ("ICC"), Registrant's investment advisor, transfer agent and dividend disbursing agent, One South Street, Baltimore, Maryland 21202, maintains physical possession of each such account, book or other document of the Fund, except for those maintained by ABIM, the Registrant's sub-advisor, One South Street, Baltimore, Maryland 21202, and by Bankers Trust Company, the Registrant's custodian, 130 Liberty Street, New York, New York 10006.

                  In particular, with respect to the records required by Rule 31a-1(b)(1), ICC and ABIM each maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and Bankers Trust Company maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.


Item 31. Management Services

                  Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

                  Not Applicable.


Item 32. Undertakings

                  Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

          (a)     Not Applicable.

          (b)     Not Applicable.

          (c) Registrant hereby undertakes to furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post- Effective Amendment No. 5 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 29th day of September,1997.

                                         FLAG INVESTORS EQUITY
                                         PARTNERS FUND, INC.

                                         By: /s/ Harry Woolf
                                             --------------------------------
                                             Harry Woolf
                                             President

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            *                          Director
-----------------------------                                   ------------------------
Truman T. Semans                                                          Date



            *                          Director
-----------------------------                                   ------------------------
Richard T. Hale                                                           Date


            *                          Director
-----------------------------                                   ------------------------
James J. Cunnane                                                          Date


            *                          Director
-----------------------------                                   ------------------------
John F. Kroeger                                                           Date


            *                          Director
-----------------------------                                   ------------------------
Louis E. Levy                                                              Date


            *                          Director
-----------------------------                                   ------------------------
Eugene J. McDonald                                                         Date


            *                          Director
-----------------------------                                   -------------------------
Rebecca W. Rimel                                                           Date


            *                          Director
-----------------------------                                   -------------------------
Carl W. Vogt                                                               Date


 /s/ Harry Woolf                       President                     September 29, 1997
-----------------------------                                   --------------------------
Harry Woolf                                                                Date

/s/ Joseph A. Finelli                  Chief Financial and           September 29, 1997
-----------------------------          Accounting Officer       --------------------------
Joseph A. Finelli                                                          Date


* By: /s/ Scott J. Liotta
     ------------------------
          Scott J. Liotta
          Attorney-In-Fact

                    FLAG INVESTORS EQUITY PARTNERS FUND, INC.

                                INDEX OF EXHIBITS

          EDGAR
          Exhibit
          Number                                            Document
          ------                                            --------


                (1) (a) Registrant's Articles of Incorporation.(2)

                (1) (b) Registrant's Articles Supplementary, filed herewith.

EX-99.B         (1) (c) Registrant's Articles Supplementary dated
                        June 17, 1997, filed herewith.

                (2) Registrant's By-Laws, as amended through December 18, 1996, filed herewith.

                (4) Incorporated by reference to Exhibit (1)(a) Articles of Incorporation and Exhibit (2) By-Laws.

EX-99.B         (5) (a) Form of Investment Advisory Agreement between Registrant and Investment Company Capital Corp., filed herewith.

EX-99.B         (5) (b) Form of Sub-Advisory Agreement among Registrant,
                        Investment Company Capital Corp. and Alex. Brown Investment Management, filed herewith.

EX-99.B         (6) (a) Distribution Agreement between Registrant and ICC
                        Distributors, Inc., filed herewith.

EX-99.B         (6) (b) Registrant's Form of Sub-Distribution Agreement
                        between ICC Distributors, Inc. and Participating Broker-Dealers, filed herewith.

EX-99.B         (6) (c) Registrant's Form of Shareholder Servicing Agreement
                        between ICC Distributors, Inc. and Shareholder Servicing Agents, filed herewith.

EX-99.B         (8)     Form of Custodian Agreement between Registrant and
                        Bankers Trust Company, filed herewith.

                (9) Master Services Agreement between Registrant and Investment Company Capital Corp.(1)

                (10)    Opinion of Counsel.(1)

EX-99.B         (11)    Consent of Coopers & Lybrand L.L.P., filed herewith.

                (13)    Subscription Agreement.(1)

                (15) (a) Registrant's Distribution Plan with respect
                         to Flag Investors Class A Shares, filed herewith.

                (15) (b) Registrant's Distribution Plan with respect
                         to Flag Investors Class B Shares, filed herewith.

                (16)     Schedule of Computation of Performance Quotations.(1)

EX-99.B         (18) (a) 18f-3 Plan, as amended through March 26,
                         1997, filed herewith.

                (24) (a) Powers of Attorney, filed herewith.

EX-27                    Financial Data Schedule, filed herewith.

------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Registration No. 33-86832), filed with the Securities and Exchange Commission via EDGAR on September 22, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registration No. 33-86832) filed with the Securities and Exchange Commission via Edgar on September 26, 1996.